UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.9%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92% (a), 5/10/45	$45	$51
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	25	27
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	47
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	54

Total Collateralized Mortgage Obligations (Cost $170)		179

Commercial Paper (3.0%)
Bank of Nova Scotia NY, 0.05% (b), 2/1/12	589	589

Total Commercial Paper (Cost $589)		589

Common Stocks (64.4%)
Aerospace/Defense (3.8%):
Boeing Co.	6,500	482
Honeywell International, Inc.	4,500	261
		743
Banks (1.9%):
U.S. Bancorp	10,000	282
Wells Fargo & Co.	3,300	97
		379
Beverages (4.4%):
Anheuser-Busch InBev NV, Sponsored ADR	6,000	365
Dr Pepper Snapple Group, Inc.	3,700	143
PepsiCo, Inc.	5,300	348
		856
Brokerage Services (0.5%):
Charles Schwab Corp.	8,400	98

Chemicals (2.2%):
Ecolab, Inc.	1,900	115
Monsanto Co.	3,100	254
Potash Corp. of Saskatchewan, Inc.	1,300	61
		430
Commercial Services (0.7%):
Paychex, Inc.	4,171	131

Computers & Peripherals (5.1%):
Apple, Inc. (c)	900	411
Cisco Systems, Inc.	19,300	379
NetApp, Inc. (c)	5,700	215
		1,005
Electronics (1.6%):
Johnson Controls, Inc.	9,900	315

Entertainment (1.2%):
The Walt Disney Co.	6,000	233

Financial Services (3.2%):
JPMorgan Chase & Co.	12,100	452
The Goldman Sachs Group, Inc.	1,500	167
		619
Food Processing & Packaging (2.4%):
Kraft Foods, Inc., Class A	6,193	237

See notes to schedules of investments.

Security Description	Shares	Value
Nestle SA, Sponsored ADR	4,186	$241
		478
Forest Products & Paper (0.8%):
International Paper Co.	5,100	159

Health Care (1.7%):
Medtronic, Inc.	8,500	328

Hotels & Motels (0.7%):
Starwood Hotels & Resorts Worldwide, Inc.	2,400	130

Insurance (1.6%):
MetLife, Inc.	8,700	307

Internet Business Services (5.7%):
eBay, Inc. (c)	11,400	360
Google, Inc., Class A (c)	875	508
Juniper Networks, Inc. (c)	11,800	247
		1,115
Manufacturing-Miscellaneous (0.5%):
Danaher Corp.	1,800	94

Medical Services (1.0%):
Express Scripts, Inc. (c)	3,900	200

Oil & Gas Exploration-Production & Services (2.5%):
Anadarko Petroleum Corp.	3,008	243
Apache Corp.	2,600	257
		500
Oil Companies-Integrated (1.8%):
Exxon Mobil Corp.	4,200	352

Oilfield Services & Equipment (3.3%):
Halliburton Co.	2,099	77
Schlumberger Ltd.	5,756	433
Weatherford International Ltd. (c)	7,600	127
		637
Pharmaceuticals (6.0%):
Medco Health Solutions, Inc. (c)	1,800	112
Merck & Co., Inc.	9,700	371
Pfizer, Inc.	17,300	370
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,400	199
Vertex Pharmaceuticals, Inc. (c)	3,100	114
		1,166
Radio & Television (1.8%):
Comcast Corp., Class A	13,000	346

Retail (1.6%):
Target Corp.	6,000	305

Retail-Department Stores (0.8%):
J.C. Penney Co., Inc.	3,800	158

Retail-Specialty Stores (0.8%):
Lowe’s Cos., Inc.	6,093	163

Semiconductors (0.8%):
Texas Instruments, Inc.	5,000	162

Software & Computer Services (3.3%):
Autodesk, Inc. (c)	3,700	133
Microsoft Corp.	17,500	517
		650

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Telecommunications (1.0%):
American Tower Corp.	1,800	$114
Vodafone Group PLC, Sponsored ADR	3,300	90
		204
Transportation Services (1.7%):
United Parcel Service, Inc., Class B	4,500	340

Total Common Stocks (Cost $11,801)		12,603

Corporate Bonds (8.4%)
Aerospace/Defense (0.1%):
Lockheed Martin Corp., 5.50%, 11/15/39	$5	6
United Technologies Corp.
5.38%, 12/15/17	5	6
6.13%, 7/15/38	5	6
		18
Agriculture (0.1%):
Philip Morris International, Inc., 4.50%, 3/26/20	10	11

Banks (1.3%):
Asian Development Bank
4.50%, 9/4/12, MTN	15	15
Series G, 1.63%, 7/15/13, MTN	10	10
Bank of America Corp.
4.90%, 5/1/13, MTN	5	5
5.65%, 5/1/18	20	20
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Capital One Financial Corp., 4.75%, 7/15/21	10	11
European Investment Bank, 5.13%, 9/13/16	15	17
Inter-American Development Bank, 4.50%, 9/15/14	20	22
KFW
4.13%, 10/15/14	15	16
4.00%, 1/27/20	10	12
Korea Developmental Bank, 5.75%, 9/10/13	15	16
Landwirtsch Rentenbank, 1.88%, 9/24/12	10	10
Morgan Stanley
5.30%, 3/1/13	25	26
5.50%, 7/28/21	10	10
PNC Funding Corp., 5.13%, 2/8/20	10	12
U.S. Bank N.A., 4.80%, 4/15/15	10	11
Wachovia Corp., 5.25%, 8/1/14	15	16
Wells Fargo & Co., 5.13%, 9/15/16	15	16
Westpac Banking Corp., 4.88%, 11/19/19	10	11
		262
Beverages (0.1%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	5	5
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
PepsiCo, Inc., 5.50%, 1/15/40	10	13
		31
Biotechnology (0.1%):
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	15	16

Chemicals (0.2%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
The Dow Chemical Co.
6.00%, 10/1/12	5	5
8.55%, 5/15/19	5	7

See notes to schedules of investments.

Security Description	Principal Amount	Value
7.38%, 11/1/29	$5	$7
		38
Computers (0.0%):
Hewlett-Packard Co., 6.13%, 3/1/14	5	5

Consumer Products (0.0%):
Clorox Co., 5.00%, 1/15/15	5	5

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	5	5
6.25%, 7/15/18	10	12
Procter & Gamble Co.
4.95%, 8/15/14	5	6
5.80%, 8/15/34	5	7
		30
Diversified Financial Services (0.3%):
American Express Co., 7.00%, 3/19/18	15	19
BlackRock, Inc., Series 2, 5.00%, 12/10/19	10	11
Credit Suisse USA, Inc., 4.88%, 1/15/15	15	16
SLM Corp., Series A, 5.38%, 5/15/14, MTN	10	10
		56
Electric (0.1%):
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	10	11

Electric Integrated (0.4%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	10	12
Series A, 4.45%, 3/15/21	5	6
Series C, 5.15%, 7/15/15	5	6
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	10	11
Exelon Corp., 4.90%, 6/15/15	10	11
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	13
Pacific Gas & Electric Co.
4.80%, 3/1/14	6	6
6.05%, 3/1/34	8	10
PacifiCorp, 6.00%, 1/15/39	5	6
Southern California Edison Co., 5.63%, 2/1/36	8	10
		91
Electronics (0.2%):
General Electric Co.
5.00%, 2/1/13	10	10
5.25%, 12/6/17	15	18
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	10	11
		39
Energy (0.1%):
Petrobras International Finance Co., 5.38%, 1/27/21	10	10

Financial Services (1.0%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	5	5
BP Capital Markets PLC, 3.13%, 10/1/15	10	11
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc.
4.75%, 5/19/15	20	21
6.13%, 11/21/17	20	22
General Electric Capital Corp.
1.88%, 9/16/13, MTN	5	5
5.63%, 5/1/18	20	23
Series A, 6.15%, 8/7/37, MTN	10	11
Goldman Sachs Capital I, 6.35%, 2/15/34	20	19

See notes to schedules of investments.

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc., 5.75%, 10/1/16	$15	$16
HSBC Finance Corp., 5.00%, 6/30/15	10	11
John Deere Capital Corp., 5.10%, 1/15/13	5	5
JPMorgan Chase & Co.
2.60%, 1/15/16	30	30
6.40%, 5/15/38	15	18
		202
Food Processing & Packaging (0.1%):
Kraft Foods, Inc.
5.25%, 10/1/13	15	16
6.13%, 2/1/18	10	12
		28
Forest Products & Paper (0.0%):
International Paper Co., 7.50%, 8/15/21	5	6

Gas (0.0%):
Sempra Energy, 6.00%, 10/15/39	5	6

Governments-Foreign (0.5%):
Federal Republic of Brazil
7.88%, 3/7/15	5	6
8.88%, 4/15/24	7	10
7.13%, 1/20/37	5	7
Province of Ontario
4.10%, 6/16/14	10	11
4.00%, 10/7/19	15	17
Province of Quebec, 7.50%, 9/15/29	20	30
United Mexican States
5.88%, 2/17/14	5	5
Series A, 6.05%, 1/11/40, MTN	5	6
Series E, 5.95%, 3/19/19, MTN	10	12
		104
Health Care (0.1%):
Medtronic, Inc.
3.00%, 3/15/15	5	5
4.45%, 3/15/20	10	12
WellPoint, Inc., 5.95%, 12/15/34	6	7
		24
Heavy Machinery (0.0%):
Caterpillar, Inc., 6.05%, 8/15/36	5	7

Insurance (0.3%):
Allstate Corp., 5.55%, 5/9/35	5	5
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	10	10
Berkshire Hathaway, Inc., 3.75%, 8/15/21	10	11
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc., 5.70%, 6/15/35	5	6
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	10	11
Series D, 6.63%, 12/1/37, MTN	5	6
		57
Iron/Steel (0.1%):
ArcelorMittal, 3.75%, 8/5/15	10	10

Media (0.3%):
CBS Corp., 7.88%, 7/30/30	5	6
News America, Inc.
6.90%, 3/1/19	10	12
6.20%, 12/15/34	4	5
The Walt Disney Co., 2.75%, 8/16/21	5	5

See notes to schedules of investments.

Security Description	Principal Amount	Value
Thomson Reuters Corp., 5.70%, 10/1/14	$5	$6
Time Warner Cable, Inc.
5.85%, 5/1/17	5	6
4.00%, 9/1/21, Callable 6/1/21 @ 100	5	5
Time Warner, Inc.
5.88%, 11/15/16	5	6
6.50%, 11/15/36	5	6
		57
Medical Supplies (0.0%):
Cardinal Health, Inc., 5.85%, 12/15/17	5	6

Multi-National Funds (0.1%):
International Bank for Reconstruction & Development
2.13%, 3/15/16	15	16
7.63%, 1/19/23	5	7
		23
Oil & Gas Services (0.1%):
Halliburton Co., 6.15%, 9/15/19	10	12

Oil & Gas-Exploration & Production (0.2%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	10	12
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	5
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
Occidental Petroleum Corp., 4.10%, 2/1/21	5	6
Transocean, Inc., 6.80%, 3/15/38	5	5
		34
Oil Companies-Integrated (0.2%):
Conoco, Inc., 6.95%, 4/15/29	10	14
Shell International Finance BV, 4.30%, 9/22/19	15	17
Statoil ASA, 3.15%, 1/23/22	5	5
		36
Pharmaceuticals (0.2%):
Abbott Laboratories, 5.30%, 5/27/40	5	6
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Novartis Capital Corp., 1.90%, 4/24/13	10	10
Wyeth
5.50%, 2/1/14	10	11
6.50%, 2/1/34	10	14
		47
Pipelines (0.2%):
Energy Transfer Partners LP, 5.95%, 2/1/15	5	5
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	12
TransCanada PipeLines Ltd., 3.80%, 10/1/20	10	11
		34
Primary Metal & Mineral Production (0.2%):
Alcoa, Inc., 6.00%, 7/15/13	5	5
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	9	11
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	15	19
		40
Radio & Television (0.1%):
Comcast Corp.
4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.45%, 3/15/37	$5	$6
		18
Railroads (0.1%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	10	12
CSX Corp., 6.15%, 5/1/37	10	12
		24
Real Estate Investment Trusts (0.1%):
ERP Operating LP, 5.25%, 9/15/14	5	5
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	10	12
		17
Retail (0.1%):
McDonald’s Corp., 3.63%, 5/20/21, MTN	5	6
Target Corp., 1.13%, 7/18/14	10	10
		16
Retail-Discount (0.2%):
Wal-Mart Stores, Inc.
3.63%, 7/8/20	15	16
5.25%, 9/1/35	15	18
		34
Retail-Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	10	12

Software (0.1%):
Microsoft Corp., 4.20%, 6/1/19	10	12

Software & Computer Services (0.3%):
Cisco Systems, Inc., 5.50%, 2/22/16	10	12
IBM Corp.
4.75%, 11/29/12	10	10
5.60%, 11/30/39	15	19
Oracle Corp., 5.75%, 4/15/18	15	19
		60
Telecommunications-Cellular (0.1%):
Vodafone Group PLC
5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	7
		18
Utilities-Electric (0.1%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	5	7
Hydro-Quebec, 8.40%, 1/15/22	5	7
		14
Utilities-Telecommunications (0.4%):
AT&T, Inc.
5.10%, 9/15/14	15	17
2.40%, 8/15/16	5	5
5.80%, 2/15/19	10	12
6.30%, 1/15/38	5	6
Deutsche Telekom International Finance BV, 8.75% (d), 6/15/30	10	14
Verizon Communications, Inc.
5.50%, 2/15/18	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.85%, 9/15/35	$10	$12
		72

Total Corporate Bonds (Cost $1,561)		1,653

Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	10	9

Total Municipal Bonds (Cost $10)		9

U.S. Government Agency Securities (2.0%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	25	28
6.75%, 9/15/29	10	15
Federal National Mortgage Assoc.
1.00%, 9/23/13 (e)	160	162
2.50%, 5/15/14	15	16
1.13%, 6/27/14	70	71
2.38%, 7/28/15 — 4/11/16	35	37
5.00%, 5/11/17	55	66

Total U.S. Government Agency Securities (Cost $391)		395

U.S. Government Mortgage Backed Agencies (10.2%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 — 11/1/34	18	20
7.00%, 7/1/29 — 4/1/32	12	14
8.00%, 6/1/30	1	1
5.00%, 6/1/33	27	29
4.50%, 12/1/39	109	118
Federal National Mortgage Assoc.
10.00%, 11/1/13	1	1
10.50%, 11/1/13	1	1
11.00%, 11/1/13	2	2
8.50%, 11/1/17	1	1
8.00%, 11/1/19 — 3/1/30	16	19
4.00%, 1/1/26 — 2/25/42 (e)(f)	357	377
4.50%, 2/25/27 — 2/25/42 (e)(f)	242	259
5.00%, 2/25/27 — 2/25/42 (e)(f)	227	247
5.50%, 3/25/27 — 2/25/42 (f)	258	281
7.00%, 12/1/27	1	1
6.50%, 3/1/29 — 2/25/42 (f)	56	64
6.00%, 10/1/29 — 2/25/42	78	86
7.50%, 11/1/29	5	6
6.63%, 11/15/30	10	15
Government National Mortgage Assoc.
7.50%, 2/15/35	36	42
5.00%, 7/15/39 (e)	110	122
4.50%, 2/20/40 — 6/15/40 (e)	194	212
5.50%, 2/20/40	69	77

Total U.S. Government Mortgage Backed Agencies (Cost $1,878)		1,995

U.S. Treasury Obligations (10.7%)
U.S. Treasury Bonds
6.13%, 11/15/27	77	115
4.38%, 5/15/40	158	204
U.S. Treasury Notes
3.13%, 4/30/13 — 5/15/19	289	319
0.75%, 8/15/13	218	220

See notes to schedules of investments.

Security Description	Principal Amount	Value
1.00%, 1/15/14	$27	$27
2.25%, 5/31/14	89	93
2.63%, 7/31/14 — 8/15/20	436	468
1.25%, 9/30/15	215	222
1.50%, 6/30/16	235	244
2.50%, 6/30/17	159	173

Total U.S. Treasury Obligations (Cost $2,012)		2,085

Total Investments (Cost $18,412) — 99.7%		19,508

Other assets in excess of liabilities — 0.3%		66

NET ASSETS — 100.0%		$19,574

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate represents the effective yield at purchase.

(c)	Non-income producing security.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/12.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)	Security purchased on a when-issued basis.

ADR —	American Depositary Receipt

GO —	General Obligation

LLC —	Limited Liability Co.

LP —	Limited Partnership

MTN —	Medium Term Note

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Index Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.5%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92% (a), 5/10/45	$200	$228
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	155	164
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	77	92
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	300
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	165	179

Total Collateralized Mortgage Obligations (Cost $896)		963

Commercial Paper (3.9%)
Bank of Nova Scotia NY, 0.05% (b), 2/1/12	1,481	1,481

Total Commercial Paper (Cost $1,481)		1,481

Corporate Bonds (22.9%)
Aerospace/Defense (0.3%):
Lockheed Martin Corp., 5.50%, 11/15/39	35	39
United Technologies Corp.
5.38%, 12/15/17	30	36
6.13%, 7/15/38	35	45
		120
Agriculture (0.2%):
Philip Morris International, Inc., 4.50%, 3/26/20	55	63

Banks (3.7%):
Asian Development Bank
4.50%, 9/4/12, MTN	80	82
Series G, 1.63%, 7/15/13, MTN	75	76
Bank of America Corp.
4.90%, 5/1/13, MTN	40	41
5.65%, 5/1/18	115	118
Bank of Nova Scotia, 4.38%, 1/13/21	45	50
Capital One Financial Corp., 4.75%, 7/15/21	45	47
European Investment Bank, 5.13%, 9/13/16	70	81
Inter-American Development Bank, 4.50%, 9/15/14	119	131
KFW
4.13%, 10/15/14	75	81
4.00%, 1/27/20	60	69
Korea Developmental Bank, 5.75%, 9/10/13	70	74
Landwirtsch Rentenbank, 1.88%, 9/24/12	60	61
Morgan Stanley
5.30%, 3/1/13	125	129
5.50%, 7/28/21	40	40
PNC Funding Corp., 5.13%, 2/8/20	50	57
U.S. Bank N.A., 4.80%, 4/15/15	50	55
Wachovia Corp., 5.25%, 8/1/14	70	75
Wells Fargo & Co., 5.13%, 9/15/16	80	87
Westpac Banking Corp., 4.88%, 11/19/19	55	59
		1,413
Beverages (0.5%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	40	46
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	35	39
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	35	52
PepsiCo, Inc., 5.50%, 1/15/40	40	51
		188

See notes to schedules of investments.

Security Description	Principal Amount	Value
Biotechnology (0.2%):
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	$85	$90

Chemicals (0.4%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	30	33
6.00%, 7/15/18	35	43
The Dow Chemical Co.
6.00%, 10/1/12	20	21
8.55%, 5/15/19	25	33
7.38%, 11/1/29	30	40
		170
Computers (0.1%):
Hewlett-Packard Co., 6.13%, 3/1/14	35	38

Consumer Products (0.1%):
Clorox Co., 5.00%, 1/15/15	20	22

Cosmetics & Toiletries (0.5%):
Kimberly-Clark Corp.
5.00%, 8/15/13	40	43
6.25%, 7/15/18	40	50
Procter & Gamble Co.
4.95%, 8/15/14	35	39
5.80%, 8/15/34	35	46
		178
Diversified Financial Services (0.6%):
American Express Co., 7.00%, 3/19/18	75	92
BlackRock, Inc., Series 2, 5.00%, 12/10/19	35	39
Credit Suisse USA, Inc., 4.88%, 1/15/15	65	69
SLM Corp., Series A, 5.38%, 5/15/14, MTN	40	41
		241
Electric (0.1%):
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	50	55

Electric Integrated (1.3%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	55	64
Series A, 4.45%, 3/15/21	35	39
Series C, 5.15%, 7/15/15	35	39
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	50	55
Exelon Corp., 4.90%, 6/15/15	40	44
MidAmerican Energy Holdings, 6.50%, 9/15/37	55	72
Pacific Gas & Electric Co.
4.80%, 3/1/14	39	42
6.05%, 3/1/34	45	57
PacifiCorp, 6.00%, 1/15/39	35	45
Southern California Edison Co., 5.63%, 2/1/36	35	44
		501
Electronics (0.4%):
General Electric Co.
5.00%, 2/1/13	40	42
5.25%, 12/6/17	55	64
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	50	53
		159
Energy (0.2%):
Petrobras International Finance Co., 5.38%, 1/27/21	70	73

Financial Services (2.7%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	30	32

See notes to schedules of investments.

Security Description	Principal Amount	Value
BP Capital Markets PLC, 3.13%, 10/1/15	$60	$64
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	40	43
Citigroup, Inc.
4.75%, 5/19/15	90	95
6.13%, 11/21/17	105	116
General Electric Capital Corp.
1.88%, 9/16/13, MTN	40	40
5.63%, 5/1/18	90	103
Series A, 6.15%, 8/7/37, MTN	40	45
Goldman Sachs Capital I, 6.35%, 2/15/34	105	98
Goldman Sachs Group, Inc., 5.75%, 10/1/16	95	102
HSBC Finance Corp., 5.00%, 6/30/15	40	42
John Deere Capital Corp., 5.10%, 1/15/13	40	42
JPMorgan Chase & Co.
2.60%, 1/15/16	130	131
6.40%, 5/15/38	80	93
		1,046
Food Processing & Packaging (0.3%):
Kraft Foods, Inc.
5.25%, 10/1/13	65	69
6.13%, 2/1/18	45	54
		123
Forest Products & Paper (0.1%):
International Paper Co., 7.50%, 8/15/21	30	38

Gas (0.1%):
Sempra Energy, 6.00%, 10/15/39	20	25

Governments-Foreign (1.6%):
Federal Republic of Brazil
7.88%, 3/7/15	25	30
8.88%, 4/15/24	39	59
7.13%, 1/20/37	45	61
Province of Ontario
4.10%, 6/16/14	70	75
4.00%, 10/7/19	90	101
Province of Quebec, 7.50%, 9/15/29	90	135
United Mexican States
5.88%, 2/17/14	40	43
Series A, 6.05%, 1/11/40, MTN	40	48
Series E, 5.95%, 3/19/19, MTN	64	76
		628
Health Care (0.3%):
Medtronic, Inc.
3.00%, 3/15/15	35	37
4.45%, 3/15/20	35	40
WellPoint, Inc., 5.95%, 12/15/34	34	41
		118
Heavy Machinery (0.1%):
Caterpillar, Inc., 6.05%, 8/15/36	35	46

Insurance (0.8%):
Allstate Corp., 5.55%, 5/9/35	30	33
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	60	63
Berkshire Hathaway, Inc., 3.75%, 8/15/21	55	58
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	37	41
MetLife, Inc., 5.70%, 6/15/35	30	35
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	40	44

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series D, 6.63%, 12/1/37, MTN	$35	$41
		315
Iron/Steel (0.1%):
ArcelorMittal, 3.75%, 8/5/15	45	46

Media (0.7%):
CBS Corp., 7.88%, 7/30/30	15	19
News America, Inc.
6.90%, 3/1/19	40	49
6.20%, 12/15/34	25	28
The Walt Disney Co., 2.75%, 8/16/21	20	21
Thomson Reuters Corp., 5.70%, 10/1/14	25	28
Time Warner Cable, Inc.
5.85%, 5/1/17	25	29
4.00%, 9/1/21, Callable 6/1/21 @ 100	35	37
Time Warner, Inc.
5.88%, 11/15/16	25	29
6.50%, 11/15/36	30	37
		277
Medical Supplies (0.1%):
Cardinal Health, Inc., 5.85%, 12/15/17	25	29

Multi-National Funds (0.2%):
International Bank for Reconstruction & Development, 2.13%, 3/15/16	90	95

Oil & Gas Services (0.2%):
Halliburton Co., 6.15%, 9/15/19	55	67

Oil & Gas-Exploration & Production (0.5%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	50	59
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	35	38
Canadian Natural Resources Ltd., 5.70%, 5/15/17	40	48
Occidental Petroleum Corp., 4.10%, 2/1/21	25	28
Transocean, Inc., 6.80%, 3/15/38	20	22
		195
Oil Companies-Integrated (0.5%):
Conoco, Inc., 6.95%, 4/15/29	60	82
Shell International Finance BV, 4.30%, 9/22/19	65	76
Statoil ASA, 3.15%, 1/23/22	35	37
		195
Pharmaceuticals (0.7%):
Abbott Laboratories, 5.30%, 5/27/40	40	48
AstraZeneca PLC, 5.90%, 9/15/17	30	37
Novartis Capital Corp., 1.90%, 4/24/13	45	46
Wyeth
5.50%, 2/1/14	60	66
6.50%, 2/1/34	45	60
		257
Pipelines (0.6%):
Energy Transfer Partners LP, 5.95%, 2/1/15	40	44
Enterprise Products Partners LP, 6.50%, 1/31/19	40	47
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	60	69
TransCanada PipeLines Ltd., 3.80%, 10/1/20	50	54
		214
Primary Metal & Mineral Production (0.5%):
Alcoa, Inc., 6.00%, 7/15/13	25	26
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	20	21
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	50	59

See notes to schedules of investments.

Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	$60	$76
		182
Radio & Television (0.3%):
Comcast Corp.
4.95%, 6/15/16	25	28
5.15%, 3/1/20	25	29
6.45%, 3/15/37	35	43
		100
Railroads (0.3%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	40	47
CSX Corp., 6.15%, 5/1/37	40	50
		97
Real Estate Investment Trusts (0.3%):
ERP Operating LP, 5.25%, 9/15/14	25	27
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	60	71
		98
Retail (0.2%):
McDonald’s Corp., 3.63%, 5/20/21, MTN	35	39
Target Corp., 1.13%, 7/18/14	40	41
		80
Retail-Discount (0.4%):
Wal-Mart Stores, Inc.
3.63%, 7/8/20	60	66
5.25%, 9/1/35	70	83
		149
Retail-Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	45	52

Software (0.2%):
Microsoft Corp., 4.20%, 6/1/19	50	58

Software & Computer Services (0.7%):
Cisco Systems, Inc., 5.50%, 2/22/16	45	53
IBM Corp.
4.75%, 11/29/12	55	57
5.60%, 11/30/39	60	77
Oracle Corp., 5.75%, 4/15/18	60	74
		261
Telecommunications-Cellular (0.3%):
Vodafone Group PLC
5.00%, 12/16/13	20	22
5.63%, 2/27/17	35	41
6.15%, 2/27/37	40	51
		114
Transportation (0.1%):
United Parcel Service, Inc., 5.13%, 4/1/19	35	43

Utilities-Electric (0.3%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	30	38
Hydro-Quebec, 8.40%, 1/15/22	45	66
		104
Utilities-Telecommunications (1.0%):
AT&T, Inc.
5.10%, 9/15/14	85	94
2.40%, 8/15/16	35	36

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.80%, 2/15/19	$55	$67
6.30%, 1/15/38	30	37
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	45	65
Verizon Communications, Inc.
5.50%, 2/15/18	40	48
5.85%, 9/15/35	40	47
		394
Total Corporate Bonds (Cost $8,248)		8,757

Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	50	47

Total Municipal Bonds (Cost $50)		47

U.S. Government Agency Securities (5.9%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	70	80
6.75%, 9/15/29	75	112
Federal National Mortgage Assoc.
1.00%, 9/23/13 (d)	965	975
2.50%, 5/15/14	65	68
1.13%, 6/27/14	415	421
2.38%, 7/28/15 — 4/11/16	215	228
5.00%, 5/11/17	325	390

Total U.S. Government Agency Securities (Cost $2,251)		2,274

U.S. Government Mortgage Backed Agencies (30.7%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	37	41
7.50%, 4/1/28	4	5
6.50%, 8/1/29 — 11/1/34	150	172
7.00%, 1/1/30	4	5
5.00%, 6/1/34	117	126
5.50%, 9/1/38 (d)	418	453
4.50%, 12/1/39 (d)	802	866
Federal National Mortgage Assoc.
10.00%, 11/1/13	3	3
10.50%, 11/1/13	1	1
11.00%, 11/1/13	2	2
8.00%, 11/1/19 — 2/1/33	93	112
4.00%, 1/1/26 — 2/25/42 (d)(e)	2,209	2,340
7.00%, 10/1/26 — 12/1/29	14	15
4.50%, 2/25/27 — 2/25/42 (d)(e)	1,294	1,385
5.00%, 2/25/27 — 2/25/42 (e)	1,359	1,470
5.50%, 3/25/27 — 2/25/42 (e)	1,209	1,315
6.50%, 9/1/28 — 2/25/42	23	28
7.50%, 12/1/28	2	3
6.00%, 10/1/29 — 2/25/42	567	629
6.63%, 11/15/30	75	112
8.50%, 4/1/31	1	2
Government National Mortgage Assoc.
7.50%, 12/15/27 — 2/15/35	230	270
5.00%, 7/15/39 — 2/20/42	622	688
4.50%, 2/20/40 — 2/20/42 (e)	1,165	1,274
5.50%, 2/20/40 — 2/15/42	174	194

See notes to schedules of investments.

Security Description	Principal Amount	Value
4.00%, 2/15/42 (e)	$230	$248

Total U.S. Government Mortgage Backed Agencies (Cost $11,165)		11,759

U.S. Treasury Obligations (36.8%)
U.S. Treasury Bonds
6.13%, 11/15/27	478	711
4.38%, 5/15/40	997	1,287
U.S. Treasury Notes
0.75%, 8/15/13	1,315	1,326
1.00%, 1/15/14	395	401
2.25%, 5/31/14	540	565
2.63%, 7/31/14 — 8/15/20	3,765	4,035
1.25%, 9/30/15	1,295	1,334
1.50%, 6/30/16	1,510	1,570
2.50%, 6/30/17	1,225	1,334
3.13%, 5/15/19	1,330	1,501

Total U.S. Treasury Obligations (Cost $13,531)		14,064

Total Investments (Cost $37,622) — 102.8%		39,345

Liabilities in excess of other assets — (2.8)%		(1,073)

NET ASSETS — 100.0%		$38,272

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate represents the effective yield at purchase.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/12.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Security purchased on a when-issued basis.

GO —	General Obligation

LLC —	Limited Liability Co.

LP —	Limited Partnership

MTN —	Medium Term Note

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.7%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$17,801	$17,801

Total Commercial Paper (Amortized Cost $17,801)		17,801

Common Stocks (98.8%)
Aerospace/Defense (5.8%):
Boeing Co.	1,277,320	94,751
Honeywell International, Inc.	869,000	50,437
		145,188
Banks (6.6%):
JPMorgan Chase & Co.	2,409,200	89,863
U.S. Bancorp	1,961,000	55,340
Wells Fargo & Co.	640,000	18,694
		163,897
Beverages (6.8%):
Anheuser-Busch InBev NV, Sponsored ADR	1,185,500	72,078
Dr Pepper Snapple Group, Inc.	739,215	28,696
PepsiCo, Inc.	1,031,000	67,706
		168,480
Brokerage Services (0.8%):
Charles Schwab Corp.	1,635,770	19,057

Chemicals (3.1%):
Ecolab, Inc.	369,000	22,302
Monsanto Co.	536,945	44,056
Potash Corp. of Saskatchewan, Inc.	260,000	12,153
		78,511
Commercial Services (1.0%):
Paychex, Inc.	818,429	25,780

Computers & Peripherals (7.8%):
Apple, Inc. (b)	169,000	77,145
Cisco Systems, Inc.	3,765,000	73,907
NetApp, Inc. (b)	1,127,887	42,567
		193,619
Electronics (2.5%):
Johnson Controls, Inc.	1,938,570	61,588

Entertainment (1.8%):
The Walt Disney Co.	1,182,000	45,980

Financial Services (1.3%):
The Goldman Sachs Group, Inc.	291,000	32,438

Food Processing & Packaging (3.8%):
Kraft Foods, Inc., Class A	1,227,599	47,017
Nestle SA, Sponsored ADR	823,794	47,393
		94,410
Forest Products & Paper (1.3%):
International Paper Co.	1,004,000	31,265

Health Care (2.6%):
Medtronic, Inc.	1,670,284	64,423

Hotels & Motels (1.0%):
Starwood Hotels & Resorts Worldwide, Inc.	459,000	24,896

Insurance (2.4%):
MetLife, Inc.	1,702,265	60,141

See notes to schedules of investments.

Security Description	Shares	Value
Internet Business Services (9.0%):
eBay, Inc. (b)	2,245,000	$70,942
Google, Inc., Class A (b)	179,500	104,130
Juniper Networks, Inc. (b)	2,298,936	48,116
		223,188
Manufacturing-Miscellaneous (0.8%):
Danaher Corp.	360,822	18,947

Medical Services (1.6%):
Express Scripts, Inc. (b)	777,000	39,751

Oil & Gas Exploration-Production & Services (4.0%):
Anadarko Petroleum Corp.	601,814	48,578
Apache Corp.	509,000	50,330
		98,908
Oil Companies-Integrated (2.6%):
Exxon Mobil Corp.	778,100	65,158

Oilfield Services & Equipment (5.0%):
Halliburton Co.	405,621	14,919
Schlumberger Ltd.	1,119,157	84,127
Weatherford International Ltd. (b)	1,528,640	25,589
		124,635
Pharmaceuticals (8.9%):
Medco Health Solutions, Inc. (b)	369,000	22,885
Merck & Co., Inc.	1,883,800	72,074
Pfizer, Inc.	3,373,400	72,191
Teva Pharmaceutical Industries Ltd., Sponsored ADR	704,000	31,772
Vertex Pharmaceuticals, Inc. (b)	602,000	22,244
		221,166
Radio & Television (2.7%):
Comcast Corp., Class A	2,528,000	67,220

Real Estate Investment Trusts (0.9%):
American Tower Corp.	355,404	22,572

Retail (2.4%):
Target Corp.	1,169,476	59,421

Retail-Department Stores (1.2%):
J.C. Penney Co., Inc.	734,000	30,498

Retail-Specialty Stores (1.3%):
Lowe’s Cos., Inc.	1,196,076	32,091

Semiconductors (1.3%):
Texas Instruments, Inc.	986,000	31,927

Software & Computer Services (5.1%):
Autodesk, Inc. (b)	716,000	25,776
Microsoft Corp.	3,416,331	100,884
		126,660
Telecommunications-Services & Equipment (0.7%):
Vodafone Group PLC, Sponsored ADR	647,000	17,527

Transportation Services (2.7%):
United Parcel Service, Inc., Class B	895,848	67,771

See notes to schedules of investments.

Total Common Stocks (Cost $2,300,888)	$2,457,113

Total Investments (Cost $2,318,689) — 99.5%	2,474,914

Other assets in excess of liabilities — 0.5%	12,950

NET ASSETS — 100.0%	$2,487,864

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.2%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$60,156	$60,156

Total Commercial Paper (Amortized Cost $60,156)		60,156
Common Stocks (93.3%)

Aerospace/Defense (1.4%):
Raytheon Co.	283,000	13,581

Apparel & Footwear (0.6%):
VF Corp.	48,000	6,312

Automotive Parts (2.9%):
Autoliv, Inc.	159,000	10,031
Genuine Parts Co.	96,000	6,123
Penske Automotive Group, Inc.	520,500	11,649
		27,803
Banks (3.9%):
City National Corp.	205,000	9,405
Cullen/Frost Bankers, Inc.	209,000	11,635
Fifth Third Bancorp	694,000	9,029
SunTrust Banks, Inc.	384,000	7,899
		37,968
Chemicals (0.9%):
PPG Industries, Inc.	103,000	9,227

Commercial Services (2.6%):
Choice Hotels International, Inc.	232,000	8,431
Cintas Corp.	445,000	16,487
		24,918
Computers (1.6%):
Seagate Technology PLC	712,000	15,052

Computers & Peripherals (1.2%):
Western Digital Corp. (b)	333,000	12,105

Containers & Packaging (1.3%):
Sonoco Products Co.	403,000	12,614

Cosmetics & Toiletries (1.1%):
International Flavors & Fragrances, Inc.	186,000	10,381

Electronics (4.0%):
Amphenol Corp., Class A	122,000	6,640
Hubbell, Inc., Class B	176,000	12,665
Johnson Controls, Inc.	615,600	19,558
		38,863
Financial Services (2.6%):
Affiliated Managers Group, Inc. (b)	135,000	13,569
Capitol Federal Financial, Inc.	1,019,100	11,770
		25,339
Food Distributors, Supermarkets & Wholesalers (1.2%):
Ralcorp Holdings, Inc. (b)	137,000	11,981

Food Processing & Packaging (2.2%):
Corn Products International, Inc.	160,825	8,924
Kellogg Co.	250,000	12,380
		21,304
Health Care (3.7%):
DENTSPLY International, Inc.	484,000	18,266

See notes to schedules of investments.

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	532,000	$17,561
		35,827
Insurance (8.4%):
Alleghany Corp. (b)	53,000	15,335
Arch Capital Group Ltd. (b)	316,000	11,392
Fidelity National Financial, Inc., Class A	161,000	2,929
Marsh & McLennan Cos., Inc.	570,000	18,006
The Chubb Corp.	251,000	16,920
W.R. Berkley Corp.	492,000	16,861
		81,443
Iron/Steel (1.6%):
Reliance Steel & Aluminum Co.	284,700	15,146

Machine-Diversified (3.6%):
Dover Corp.	260,000	16,486
Kennametal, Inc.	416,000	17,934
		34,420
Machinery-Diversified (1.3%):
Xylem, Inc.	469,000	12,152

Manufacturing-Diversified (4.8%):
Ingersoll-Rand PLC	468,000	16,352
Mohawk Industries, Inc. (b)	267,000	16,330
Parker Hannifin Corp.	169,500	13,675
		46,357
Medical Services (1.5%):
Quest Diagnostics, Inc.	245,000	14,230

Medical Supplies (5.4%):
C.R. Bard, Inc.	153,000	14,156
Hologic, Inc. (b)	809,000	16,496
Patterson Cos., Inc.	302,000	9,727
Zimmer Holdings, Inc. (b)	193,500	11,755
		52,134
Oil & Gas Exploration-Production & Services (4.6%):
Cimarex Energy Co.	181,039	10,569
Devon Energy Corp.	168,000	10,720
Helmerich & Payne, Inc.	207,000	12,774
Patterson-UTI Energy, Inc.	580,000	10,945
		45,008
Oil Marketing & Refining (1.1%):
Valero Energy Corp.	452,000	10,843

Packaging & Containers (1.3%):
Rock-Tenn Co., Class A	202,000	12,496

Paint, Varnishes & Enamels (2.2%):
RPM International, Inc.	467,000	11,689
The Sherwin-Williams Co.	99,000	9,655
		21,344
Pipelines (2.2%):
National Fuel Gas Co.	143,000	7,190
Questar Corp.	719,000	13,862
		21,052
Real Estate Investment Trusts (1.8%):
Alexandria Real Estate Equities, Inc.	109,000	7,893
Regency Centers Corp.	234,000	9,669
		17,562

See notes to schedules of investments.

Security Description	Shares	Value
Restaurants (1.1%):
Darden Restaurants, Inc.	227,000	$10,412

Retail-Department Stores (0.9%):
Kohl’s Corp.	185,000	8,508

Retail-Specialty Stores (1.0%):
PetSmart, Inc.	188,000	10,005

Semiconductors (5.3%):
Analog Devices, Inc.	374,000	14,635
KLA-Tencor Corp.	280,000	14,316
Lam Research Corp. (b)	325,000	13,842
Marvell Technology Group Ltd. (b)	520,000	8,075
		50,868
Software & Computer Services (2.5%):
Ingram Micro, Inc., Class A (b)	760,000	14,425
Synopsys, Inc. (b)	345,000	10,067
		24,492
Staffing (1.3%):
Robert Half International, Inc.	442,000	12,239

Steel (1.0%):
Allegheny Technologies, Inc.	218,000	9,895

Transportation Services (2.4%):
Con-way, Inc.	426,500	13,537
Royal Caribbean Cruises Ltd.	349,000	9,486
		23,023
Utilities-Electric (4.0%):
Alliant Energy Corp.	332,000	14,074
Hawaiian Electric Industries, Inc.	438,000	11,366
Xcel Energy, Inc.	492,000	13,087
		38,527
Utilities-Natural Gas (2.8%):
Energen Corp.	218,000	10,501
Sempra Energy	284,000	16,160
		26,661
Total Common Stocks (Cost $761,880)		902,092

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	323,000	14,709

Total Exchange-Traded Funds (Cost $13,140)		14,709

Total Investments (Cost $835,176) — 101.0%		976,957

Liabilities in excess of other assets — (1.0)%		(9,476)

NET ASSETS — 100.0%		$967,481

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (8.8%)
Bank of America Corp.
2.38%, 6/22/12, MTN	$7,000	$7,057
Series L, 3.13%, 6/15/12, MTN	12,500	12,633
Bank of the West, Series 1, 2.15%, 3/27/12	2,900	2,909
Citigroup, Inc., 2.13%, 4/30/12	17,000	17,078
General Electric Capital Corp., Series G, 2.25%, 3/12/12, MTN	2,500	2,506
Morgan Stanley, 2.25%, 3/13/12	3,500	3,508
U.S. Bancorp, 2.25%, 3/13/12, MTN	4,500	4,511
Total Corporate Bonds (Amortized Cost $50,202)		50,202

U.S. Government Agency Securities (23.5%)
Federal Home Loan Bank
0.09% (a), 8/23/12	12,000	11,994
Series 1, 0.30% (b), 2/3/12	15,500	15,500
Federal Home Loan Mortgage Corp.
0.10% (a), 2/13/12	10,252	10,252
0.27% (b), 4/3/12	32,000	32,005
Series RB, 0.05% (a), 6/5/12	45,000	44,992
Federal National Mortgage Assoc., 0.13% (a), 3/12/12	20,000	19,997
Total U.S. Government Agency Securities (Amortized Cost $134,740)		134,740

U.S. Treasury Obligations (5.4%)
U.S. Treasury Bills
0.05% (a), 3/15/12	15,700	15,699
0.01% (a), 3/22/12	15,000	15,000
Total U.S. Treasury Obligations (Amortized Cost $30,699)		30,699

Repurchase Agreements (61.6%)
Deutsche Bank Securities, Inc., 0.24%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $125,001, collateralized by U.S. Government Agency Securities, 3.50%-6.00%, 9/1/26-12/1/41, market value $127,500)	125,000	125,000
Goldman Sachs Group, Inc., 0.22%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $107,501, collateralized by U.S. Government Agency Securities, 0.00%-6.25%, 3/14/12-8/22/31, market value $109,650)	107,500	107,500
Morgan Stanley, 0.23%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $20,000, collateralized by U.S. Government Agency Securities, 5.50%, 4/1/40, market value $20,400)	20,000	20,000
RBS Securities, Inc., 0.14%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $100,000, collateralized by U.S. Treasury Securities, 2.00%, 11/15/21, market value $102,004)	100,000	100,000

Total Repurchase Agreements (Amortized Cost $352,500)		352,500

Total Investments (Amortized Cost $568,141) (c) — 99.3%		568,141

Other assets in excess of liabilities — 0.7%		3,877

NET ASSETS — 100.0%		$572,018

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(c)	Represents cost for financial reporting and federal income tax purposes.

MTN —	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (4.6%)
Bank of Nova Scotia, 0.33% (a), 4/9/12	$6,800	$6,800
National Australia Bank Ltd. NY, 0.42% (a), 4/30/12	6,000	6,000
Royal Bank of Canada NY, 0.29% (a), 4/5/12	3,700	3,700
Westpac Banking Corp. NY, 0.46% (a), 5/10/12	8,500	8,500
Total Certificates of Deposit (Amortized Cost $25,000)		25,000

Commercial Paper (2.6%)
American Honda Finance Corp., 0.21% (b), 2/22/12	1,200	1,200
Dell, Inc., 0.15% (b), 3/23/12 (c)	11,100	11,098
Toyota Motor Credit Corp., 0.31% (b), 2/28/12	2,100	2,099
Total Commercial Paper (Amortized Cost $14,397)		14,397

Corporate Bonds (14.8%)
ANZ National (International) Ltd., 3.25%, 4/2/12 (c)	16,500	16,582
Ballenisles Country Club, Inc., 1.55% (a), 12/1/22, Callable 4/2/12 @ 100	8,020	8,020
Bank of America Corp.
2.38%, 6/22/12, MTN	4,800	4,839
Series L, 3.13%, 6/15/12, MTN	7,300	7,378
Bank of the West, Series 1, 2.15%, 3/27/12	2,500	2,507
Citigroup, Inc., 2.13%, 4/30/12	10,000	10,046
Costco Wholesale Corp., 5.30%, 3/15/12	4,100	4,123
General Electric Capital Corp., Series G, 2.25%, 3/12/12, MTN	2,000	2,005
IBM International Group Capital LLC, 0.79% (a), 12/26/12 (c)	4,000	4,000
Morgan Stanley, 2.25%, 3/13/12	3,000	3,007
U.S. Bancorp, 2.25%, 3/13/12, MTN	4,000	4,009
Wal-Mart Stores, Inc., 5.23% (d), 6/1/12	8,000	8,130
Westpac Banking Corp., Series E, 0.32% (a), 2/22/12, MTN	6,600	6,600
Total Corporate Bonds (Amortized Cost $81,246)		81,246

U.S. Government Agency Securities (9.7%)
Federal Home Loan Bank, Series 1, 0.30% (a), 2/3/12	2,100	2,100
Federal Home Loan Mortgage Corp.
0.27% (a), 4/3/12	6,000	6,001
Series RB, 0.05% (b), 6/5/12	45,000	44,992
Total U.S. Government Agency Securities (Amortized Cost $53,093)		53,093

Repurchase Agreements (68.2%)
Deutsche Bank Securities, Inc., 0.24%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $125,001, collateralized by U.S. Government Agency Securities, 3.50%-6.50%, 5/1/24-12/1/41, market value $127,500)	125,000	125,000
Goldman Sachs Group, Inc., 0.22%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $124,901, collateralized by U.S. Government Agency Securities, 0.13%-5.25%, 12/3/12-9/15/60, market value $127,399)	124,900	124,900
RBS Securities, Inc., 0.14%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $125,000, collateralized by U.S. Treasury Securities, 2.00%-3.13%, 10/31/16-11/15/21, market value $127,500)	125,000	125,000
Total Repurchase Agreements (Amortized Cost $374,900)		374,900

Total Investments (Amortized Cost $548,636) (e) — 99.9%		548,636

Other assets in excess of liabilities — 0.1%		752

NET ASSETS — 100.0%		$549,388

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

See notes to schedules of investments.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/12.

(e)	Represents cost for financial reporting and federal income tax purposes.

LLC —	Limited Liability Co.

MTN —	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (63.5%)
Multi-family (10.1%):
Collateralized Mortgage Obligations (7.8%):
Government National Mortgage Assoc.
Series 2003-38, Class JC, 7.65% (a), 8/16/42	$2,235	$2,461
Series 2003-87, Class BH, 7.50%, 8/16/32	1,854	1,965
Series 2010-122, Class AC, 7.00%, 2/16/40	9,849	11,957
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,943
Series 2010-136, Class BH, 7.00%, 11/16/40	9,869	11,984
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	12,018
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,873	11,934
Series 2010-155, Class BH, 7.00%, 6/16/39	9,701	11,494
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,817
		87,573
Pass-throughs (2.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 — 11/15/20	575	660
7.50%, 8/15/21	280	322
7.85%, 1/15/22	94	109
7.92%, 7/15/23	586	624
8.00%, 7/15/24 — 10/15/35	3,824	3,959
7.95%, 4/15/25	283	284
8.25%, 4/15/27 — 9/15/30	616	635
8.60%, 5/15/27	492	494
7.88%, 7/15/27	424	452
7.15%, 10/20/27	413	475
7.75%, 6/15/30 — 9/15/33	832	866
6.45%, 1/20/33	9,069	10,705
7.09%, 7/15/33	4,862	4,954
8.13%, 6/15/41	1,896	1,901
		26,440
		114,013
Single Family (53.4%):
Collateralized Mortgage Obligations (6.6%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	268	316
Series 1995-4, Class CQ, 8.00%, 6/20/25	6	7
Series 1995-5, Class KQ, 7.50%, 9/20/25	596	680
Series 1996-20, Class J, 7.50%, 9/20/26	235	267
Series 1997-16, Class PL, 6.50%, 10/20/27	6,218	6,970
Series 1997-18, Class J, 7.00%, 11/20/27	198	224
Series 1997-2, Class E, 7.50%, 2/20/27	112	128
Series 1997-8, Class PN, 7.50%, 5/16/27	123	137
Series 1998-19, Class ZA, 6.50%, 4/20/28	440	506
Series 1998-22, Class ZD, 6.50%, 9/20/28	831	957
Series 1998-23, Class ZB, 6.50%, 6/20/28	403	458
Series 1999-1, Class Z, 6.50%, 1/20/29	2,671	3,045
Series 1999-11, Class ZB, 6.50%, 4/20/29	1,126	1,297
Series 1999-16, Class Z, 6.50%, 5/16/29	1,081	1,224
Series 1999-22, Class Z, 7.00%, 6/20/29	2,453	2,892
Series 1999-25, Class PB, 7.00%, 7/20/29	10,000	11,919
Series 1999-25, Class TB, 7.50%, 7/16/29	2,944	3,499
Series 1999-32, Class ZB, 8.00%, 9/16/29	4,589	5,464
Series 1999-33, Class PT, 7.50%, 9/16/29	2,935	3,329
Series 1999-4, Class ZB, 6.00%, 2/20/29	645	735
Series 1999-41, Class Z, 8.00%, 11/16/29	395	451
Series 1999-44, Class ZC, 8.50%, 12/16/29	1,643	2,083
Series 1999-47, Class Z, 7.50%, 12/20/29	2,465	2,877
Series 1999-9, Class C, 7.00%, 3/16/29	1,882	2,128

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2000-1, Class PK, 8.00%, 1/16/30	$116	$132
Series 2000-16, Class Z, 7.50%, 2/16/30	764	914
Series 2000-20, Class Z, 8.00%, 3/16/30	703	890
Series 2000-21, Class Z, 9.00%, 3/16/30	710	913
Series 2000-27, Class Z, 7.50%, 9/20/30	252	287
Series 2000-29, Class G, 7.50%, 9/20/30	88	100
Series 2000-36, Class HC, 7.33%, 11/20/30	874	1,002
Series 2000-37, Class B, 8.00%, 12/20/30	70	80
Series 2001-10, Class PE, 6.50%, 3/16/31	900	1,011
Series 2001-21, Class PE, 6.50%, 5/16/31	729	839
Series 2001-25, Class PE, 7.00%, 5/20/31	2,411	2,733
Series 2001-41, Class PC, 6.50%, 8/20/31	1,093	1,138
Series 2002-32, Class QJ, 6.50%, 5/20/32	7,600	8,514
Series 2002-39, Class PE, 6.50%, 6/20/32	1,269	1,470
Series 2002-40, Class UK, 6.50%, 6/20/32	642	743
Series 2002-47, Class PG, 6.50%, 7/16/32	103	119
Series 2002-47, Class ZA, 6.50%, 7/20/32	724	816
Series 2005-72, Class H, 11.50%, 11/16/17	146	159
Series 2005-74, Class HB, 7.50%, 9/16/35	70	80
Series 2005-74, Class HC, 7.50%, 9/16/35	258	294
		73,827
Pass-throughs (46.8%):
Government National Mortgage Assoc.
10.50%, 1/15/14 — 12/15/21	884	950
8.50%, 3/15/15 — 2/15/32	10,028	11,984
7.00%, 4/15/16 — 12/20/38	133,218	160,627
11.50%, 4/15/16 — 9/15/20	282	291
9.00%, 7/20/16 — 6/15/30	3,823	4,397
8.75%, 3/20/17 (b)	17	18
9.50%, 7/15/17 — 7/15/25	3,478	4,073
8.85%, 5/15/18 — 12/15/18	499	566
11.00%, 12/15/18	73	79
7.49%, 11/15/19 — 9/15/25	6,008	6,859
8.15%, 12/15/19	27	27
10.00%, 12/15/19 — 2/15/26	20,611	25,104
8.25%, 4/20/20 — 1/15/30	93	94
7.95%, 7/20/20	261	297
7.75%, 8/20/20 — 1/20/21	4,319	4,933
8.38%, 10/15/20	770	883
8.00%, 11/15/20 — 4/15/38	59,829	73,087
7.65%, 10/20/21 — 7/20/22	248	265
7.29%, 12/20/21 — 8/20/22	216	247
7.60%, 2/20/22	121	139
7.50%, 10/15/22 — 1/15/37	104,781	125,119
7.89%, 10/20/22	716	819
7.13%, 3/15/23 — 7/15/25	6,987	8,028
6.50%, 12/15/23 — 10/20/37	48,307	56,120
6.13%, 9/15/27	3,685	4,186
5.90%, 12/15/28	9,436	10,740
6.45%, 11/15/31	10,323	12,032
6.00%, 1/15/32 — 7/15/34 (c)	11,854	13,447
		525,411
		599,238

Total Government National Mortgage Association (Cost $693,531)		713,251

U.S. Treasury Obligations (35.7%)
U.S. Treasury Bills, 0.17% (d), 5/10/12	16,043	16,040
U.S. Treasury Bonds
11.25%, 2/15/15	7,426	9,884
10.63%, 8/15/15	14,293	19,447

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
9.88%, 11/15/15	$69,287	$93,949
9.25%, 2/15/16	165,347	223,645
8.75%, 5/15/17	13,785	19,527
8.88%, 8/15/17	12,410	17,860

Total U.S. Treasury Obligations (Cost $396,721)		400,352

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	19,449	19

Total Investment Companies (Cost $19)		19

Total Investments (Cost $1,090,271) — 99.2%		1,113,622

Other assets in excess of liabilities — 0.8%		9,496

NET ASSETS — 100.0%		$1,123,118

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Security purchased on a when-issued basis.

(d)	Rate represents the effective yield at purchase.

(e)	Rate disclosed is the daily yield on 1/31/12.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.3%)
Australia (3.2%):
Banks (1.0%):
Australia & New Zealand Banking Group Ltd.	2,808	$64

Commercial Services (0.5%):
Leighton Holdings Ltd.	1,292	32

Mining (1.7%):
BHP Billiton Ltd.	2,909	115
		211
Austria (0.5%):
Machinery-Diversified (0.5%):
Andritz AG	322	30

Brazil (2.4%):
Banks (1.6%):
Itau Unibanco Holding SA, Preferred ADR	2,348	47
Banco do Estado do Rio Grande do Sul SA, Class B	4,900	56
		103
Minerals (0.3%):
Vale SA, Sponsored ADR	927	24

Power (0.5%):
AES Tiete SA, Preferred	2,400	34
		161
Canada (1.3%):
Banks (0.8%):
Bank of Nova Scotia	1,048	54

Iron/Steel (0.5%):
Labrador Iron Ore Royalty Corp.	836	30
		84
Cayman Islands (1.4%):
Health Care (1.4%):
Herbalife Ltd.	1,641	95

Colombia (0.4%):
Banks (0.4%):
Bancolombia SA, Sponsored ADR	435	27

Denmark (1.8%):
Pharmaceuticals (1.8%):
Novo Nordisk A/S, Class B	1,022	121

Finland (0.4%):
Auto Parts & Equipment (0.4%):
Nokian Renkaat Oyj	810	29

France (3.0%):
Banks (0.7%):
BNP Paribas SA	1,021	43

Insurance (0.6%):
AXA SA	2,754	42

Oil Companies-Integrated (1.2%):
Total SA	1,456	77

Rubber & Rubber Products (0.5%):
Cie Generale des Etablissements Michelin, Class B	493	34
		196

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Germany (2.7%):
Aerospace/Defense (0.4%):
MTU Aero Engines Holding AG	380	$27

Automotive (0.8%):
Bayerische Motoren Werke AG	632	54

Chemicals (0.8%):
BASF SE	351	27
Lanxess AG	343	22
		49
Insurance (0.7%):
Allianz SE	409	45
		175
Hong Kong (3.0%):
Insurance (0.6%):
AIA Group Ltd.	12,600	42

Oil & Gas Exploration-Production & Services (2.4%):
CNOOC Ltd.	77,000	157
		199
Indonesia (0.7%):
Banks (0.7%):
PT Bank Rakyat	62,500	48

Japan (7.2%):
Computers (0.5%):
ITOCHU Techno-Solutions Corp.	700	32

Electrical Components & Equipment (0.3%):
Makita Corp.	600	23

Electrical Equipment (2.6%):
Hitachi Ltd.	31,000	173

Machinery-Construction & Mining (0.5%):
Komatsu Ltd.	1,200	34

Manufacturing-Diversified (0.4%):
Mitsubishi Corp.	1,100	25

Office Equipment & Supplies (0.8%):
CANON, Inc.	1,200	52

Pharmaceuticals (0.8%):
Miraca Holdings, Inc.	1,400	53

Real Estate Services (1.3%):
Daito Trust Construction Co. Ltd.	900	85
		477
Jersey (0.7%):
Oilfield Services & Equipment (0.7%):
Petrofac Ltd.	1,941	45

Netherlands (1.0%):
Chemicals (0.5%):
LyondellBasell Industries NV, Class A	776	34

Insurance (0.5%):
ING Groep NV (b)	3,530	32
		66
Norway (0.6%):
Chemicals (0.6%):
Yara International ASA	1,045	42

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Republic of Korea (South) (1.0%):
Auto Manufacturers (1.0%):
Kia Motors Corp.	1,070	$64

Singapore (0.7%):
Semiconductors (0.7%):
Avago Technologies Ltd.	1,380	47

Spain (0.7%):
Banks (0.7%):
Banco Bilbao Vizcaya Argentaria SA	5,381	47

Sweden (4.4%):
Agriculture (0.8%):
Swedish Match AB	1,560	54

Auto Manufacturers (0.8%):
Volvo AB, B Shares	4,194	55

Banks (0.5%):
Svenska Handelsbanken AB, A Shares	1,081	32

Household Goods-Appliances, Furnishings & Electronics (0.5%):
Electrolux AB, Series B	1,825	34

Pharmaceuticals (0.8%):
Meda AB, A Shares	4,671	49

Telecommunications-Services & Equipment (1.0%):
Tele2 AB, B Shares	3,389	65
		289
Switzerland (3.4%):
Diversified Financial Services (0.5%):
Partners Group Holding AG	207	36

Financial Services (1.8%):
Zurich Financial Services AG	490	118

Food Processing & Packaging (1.1%):
Nestle SA	1,275	73
		227
Thailand (1.1%):
Food Service (0.7%):
Charoen Pokphand Foods Public Co. Ltd.	43,300	47

Retail (0.4%):
CP ALL Public Co. Ltd.	13,400	25
		72
United Kingdom (10.6%):
Aerospace/Defense (0.6%):
Rolls-Royce Holdings PLC	3,429	40

Banks (0.5%):
Standard Chartered PLC	1,327	32

Commercial Services (1.8%):
Aggreko PLC	1,132	37
AMEC PLC	2,142	34
Intertek Group PLC	1,524	51
		122
Electronics (0.5%):
Spectris PLC	1,262	31

Financial Services (0.6%):
Prudential PLC	3,593	40

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Food (0.7%):
Unilever PLC	1,556	$50

Food Service (1.3%):
Compass Group PLC	9,055	84

Minerals (0.5%):
Xstrata PLC	1,895	32

Oil Companies-Integrated (1.6%):
BP PLC	13,745	105

Semiconductors (1.0%):
ARM Holdings PLC	6,685	64

Telecommunications-Cellular (0.9%):
Vodafone Group PLC	21,468	58

Tobacco (0.6%):
British American Tobacco PLC	867	40
		698
United States (46.1%):
Apparel & Footwear (1.1%):
Coach, Inc.	1,081	76

Automotive Parts (2.1%):
Advance Auto Parts, Inc.	1,237	95
Autoliv, Inc.	704	44
		139
Banks (3.1%):
Fifth Third Bancorp	5,210	68
JPMorgan Chase & Co.	1,431	53
PNC Financial Services Group, Inc.	1,375	81
		202
Chemicals (0.8%):
CF Industries Holdings, Inc.	299	53

Computers & Peripherals (9.3%):
Apple, Inc. (b)	402	183
Cisco Systems, Inc.	2,529	50
EMC Corp. (b)	1,552	40
Hewlett-Packard Co.	1,637	46
International Business Machines Corp.	1,015	195
Teradata Corp. (b)	1,841	99
		613
Financial Services (1.3%):
Ameriprise Financial, Inc.	595	32
Discover Financial Services	1,913	52
		84
Food Processing & Packaging (0.7%):
Corn Products International, Inc.	883	49

Health Care (1.6%):
Humana, Inc.	698	62
McKesson Corp.	576	47
		109
Heavy Machinery (0.8%):
AGCO Corp. (b)	1,078	55

Internet (1.4%):
Expedia, Inc.	1,381	45

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
TripAdvisor, Inc. (b)	1,369	$45
		90
Internet Business Services (0.5%):
Google, Inc., Class A (b)	61	35

Machine-Diversified (0.7%):
Cummins, Inc.	474	49

Media (0.8%):
Viacom, Inc., Class B	1,072	51

Medical Services (1.4%):
Laboratory Corp. of America Holdings (b)	673	62
UnitedHealth Group, Inc.	643	33
		95
Miscellaneous Manufacturing (0.4%):
Polypore International, Inc. (b)	686	26

Office Equipment & Supplies (0.5%):
Staples, Inc.	2,047	30

Oil & Gas Exploration-Production & Services (2.5%):
Apache Corp.	1,641	162

Oil Companies-Integrated (4.2%):
Chevron Corp.	1,734	179
Exxon Mobil Corp.	795	66
Hess Corp.	565	32
		277
Pharmaceuticals (1.8%):
Perrigo Co.	1,263	121

Primary Metal & Mineral Production (0.5%):
Freeport-McMoRan Copper & Gold, Inc.	738	34

Railroads (1.4%):
CSX Corp.	4,042	91

Restaurants (2.8%):
McDonald’s Corp.	875	87
Yum! Brands, Inc.	1,572	99
		186
Retail (0.8%):
Target Corp.	1,055	54

Retail-Apparel/Shoe (0.9%):
Limited Brands, Inc.	1,417	59

Retail-Discount (2.0%):
Dollar Tree, Inc. (b)	1,138	96
TJX Cos., Inc.	478	33
		129
Tobacco (2.1%):
Philip Morris International, Inc.	1,870	140

Trucking & Leasing (0.6%):
Ryder System, Inc.	708	40
		3,049

Total Common Stocks (Cost $5,746)		6,499

Exchange-Traded Funds (0.8%)
United States (0.8%):
Vanguard MSCI Emerging Markets Fund	1,229	52

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Total Exchange-Traded Funds (Cost $48)		52

Cash Equivalents (0.5%)
United States (0.5%):
Citibank Money Market Deposit Account, 0.02% (c)	35,724	$36

Total Cash Equivalents (Cost $36)		36

Total Investments (Cost $5,830) — 99.6%		6,587

Other assets in excess of liabilities — 0.4%		29

NET ASSETS — 100.0%		$6,616

(a)	All securities, except those traded on United States (including ADRs), Brazilian, Canadian, Colombian and Singapore exchanges, were fair valued at January 31, 2012.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (6.8%)
Bank of America Corp.
2.38%, 6/22/12, MTN	$8,000	$8,065
Series L, 3.13%, 6/15/12, MTN	11,600	11,723
Bank of the West, Series 1, 2.15%, 3/27/12	1,600	1,605
Citigroup, Inc., 2.13%, 4/30/12	19,000	19,087
General Electric Capital Corp., Series G, 2.25%, 3/12/12, MTN	1,500	1,503
Morgan Stanley, 2.25%, 3/13/12	1,900	1,905
U.S. Bancorp, 2.25%, 3/13/12, MTN	2,500	2,506

Total Corporate Bonds (Amortized Cost $46,394)		46,394

U.S. Government Agency Securities (42.7%)
Federal Agricultural Mortgage Corp., 0.01% (a), 2/1/12	152,000	152,000
Federal Farm Credit Bank, 0.01% (a), 2/1/12	25,000	25,000
Federal Home Loan Bank
1.11%, 3/15/12	40,000	40,051
0.06% (a), 3/16/12	6,300	6,300
0.09% (a), 8/23/12	10,000	9,995
Series 1, 0.30% (b), 2/3/12	14,800	14,800
Federal Home Loan Mortgage Corp.
0.10% (a), 2/13/12	11,000	11,000
0.27% (b), 4/3/12	20,000	20,003
Series RB, 0.05% (a), 6/5/12	10,000	9,998

Total U.S. Government Agency Securities (Amortized Cost $289,147)		289,147

U.S. Treasury Obligations (49.7%)
U.S. Treasury Bills
0.05% (a), 3/15/12	16,300	16,299
0.02% (a), 3/22/12	160,000	159,996
0.02% (a), 3/29/12	10,000	10,000
0.05% (a), 7/5/12	25,000	24,994
U.S. Treasury Notes
0.88%, 2/29/12	50,000	50,033
4.50%, 3/31/12	75,000	75,537

Total U.S. Treasury Obligations (Amortized Cost $336,859)		336,859

Total Investments (Amortized Cost $672,400) (c) — 99.2%		672,400

Other assets in excess of liabilities — 0.8%		5,479

NET ASSETS — 100.0%		$677,879

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(c)	Represents cost for financial reporting and federal income tax purposes.

MTN —	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (8.4%)
Bank of Nova Scotia, 0.33% (a), 4/9/12	$21,500	$21,500
National Australia Bank Ltd. NY, 0.42% (a), 4/30/12	15,000	15,000
Royal Bank of Canada NY, 0.29% (a), 4/5/12	12,000	12,000
Westpac Banking Corp. NY, 0.46% (a), 5/10/12	22,500	22,500

Total Certificates of Deposit (Amortized Cost $71,000)		71,000

Commercial Paper (4.7%)
American Honda Finance Corp., 0.21% (b), 2/22/12	3,000	3,000
Dell, Inc., 0.15% (b), 3/23/12 (c)	28,700	28,694
Toyota Motor Credit Corp., 0.31% (b), 2/28/12	7,400	7,398

Total Commercial Paper (Amortized Cost $39,092)		39,092

Corporate Bonds (21.6%)
ANZ National (International) Ltd., 3.25%, 4/2/12 (c)	25,000	25,124
Bank of America Corp.
2.38%, 6/22/12, MTN	15,515	15,642
Series L, 3.13%, 6/15/12, MTN	23,896	24,150
Bank of the West, Series 1, 2.15%, 3/27/12	5,000	5,015
Citigroup, Inc., 2.13%, 4/30/12	34,000	34,156
Costco Wholesale Corp., 5.30%, 3/15/12	13,275	13,351
General Electric Capital Corp., Series G, 2.25%, 3/12/12, MTN	4,000	4,009
IBM International Group Capital LLC, 0.79% (a), 12/26/12 (c)	11,000	11,000
Morgan Stanley, 2.25%, 3/13/12	6,050	6,064
U.S. Bancorp, 2.25%, 3/13/12, MTN	8,132	8,151
Wal-Mart Stores, Inc., 5.23%, 6/1/12 (d)	25,000	25,406
Westpac Banking Corp., Series E, 0.32% (a), 2/22/12, MTN	10,000	10,000

Total Corporate Bonds (Amortized Cost $182,068)		182,068

U.S. Government Agency Securities (10.2%)
Federal Home Loan Bank, Series 1, 0.30% (a), 2/3/12	21,300	21,300
Federal Home Loan Mortgage Corp.
0.27% (a), 4/3/12	15,000	15,002
Series RB, 0.05% (b), 6/5/12	50,000	49,991

Total U.S. Government Agency Securities (Amortized Cost $86,293)		86,293

U.S. Treasury Obligations (5.1%)
U.S. Treasury Notes, 4.88%, 6/30/12	42,000	42,831

Total U.S. Treasury Obligations (Amortized Cost $42,831)		42,831

Repurchase Agreements (49.3%)
Deutsche Bank Securities, Inc., 0.24%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $150,001, collateralized by U.S. Government Agency Securities, 3.50%-7.00%, 4/1/25-2/1/42, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 0.22%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $116,001, collateralized by U.S. Government Agency Securities, 0.00%-6.46%, 2/2/12-8/6/38, market value $118,323)	116,000	116,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
RBS Securities, Inc., 0.14%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $150,001, collateralized by U.S. Treasury Securities, 3.13%, 10/31/16, market value $153,004)	$150,000	$150,000

Total Repurchase Agreements (Amortized Cost $416,000)		416,000

Total Investments (Amortized Cost $837,284) (e) — 99.3%		837,284

Other assets in excess of liabilities — 0.7%		5,702

NET ASSETS — 100.0%		$842,986

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2012.

(e)	Represents cost for financial reporting and federal income tax purposes.

LLC —	Limited Liability Co.

MTN —	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.3%)
Australia (6.8%):
Banks (3.1%):
Australia & New Zealand Banking Group Ltd.	91,383	$2,073

Commercial Services (0.8%):
Leighton Holdings Ltd.	19,942	495

Mining (2.9%):
BHP Billiton Ltd.	37,736	1,499
Rio Tinto Ltd.	5,323	389
		1,888
		4,456
Austria (0.9%):
Machinery-Diversified (0.9%):
Andritz AG	6,464	600

Brazil (3.1%):
Banks (1.5%):
Banco do Estado do Rio Grande do Sul SA, Class B	42,600	491
Itau Unibanco Holding SA, Preferred ADR	23,226	463
		954
Minerals (1.0%):
Vale SA, Sponsored ADR	27,111	686

Power (0.6%):
AES Tiete SA, Preferred	27,300	391
		2,031
Canada (0.5%):
Iron/Steel (0.5%):
Labrador Iron Ore Royalty Corp.	9,271	335

Cayman Islands (2.6%):
Health Care (2.0%):
Herbalife Ltd.	23,204	1,343

Lodging (0.6%):
MGM China Holdings Ltd. (b)	240,800	356
		1,699
China (0.6%):
Banks (0.6%):
Industrial & Commercial Bank of China Ltd., Class H	562,000	394

Colombia (0.7%):
Banks (0.7%):
Bancolombia SA, Sponsored ADR	6,920	429

Denmark (3.5%):
Pharmaceuticals (3.5%):
Novo Nordisk A/S, Class B	19,414	2,299

Finland (1.2%):
Auto Parts & Equipment (0.5%):
Nokian Renkaat Oyj	10,044	359

Insurance (0.7%):
Sampo Oyj	16,596	438
		797
France (5.5%):
Automotive Parts (0.7%):
Valeo SA	9,685	456

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Banks (0.5%):
BNP Paribas SA	7,123	$305

Insurance (1.0%):
AXA SA	41,324	629

Oil Companies-Integrated (2.6%):
Total SA	32,988	1,745

Rubber & Rubber Products (0.7%):
Cie Generale des Etablissements Michelin, Class B	7,154	490
		3,625
Germany (6.2%):
Aerospace/Defense (0.5%):
MTU Aero Engines Holding AG	4,882	341

Automotive (2.3%):
Bayerische Motoren Werke AG	13,939	1,194
Daimler AG	5,824	322
		1,516
Chemicals (1.7%):
BASF SE	11,191	862
Lanxess AG	3,421	223
		1,085
Insurance (1.7%):
Allianz SE	10,121	1,116
		4,058
Hong Kong (3.8%):
Insurance (1.7%):
AIA Group Ltd.	345,800	1,152

Oil & Gas Exploration-Production & Services (2.1%):
CNOOC Ltd.	663,000	1,351
		2,503
India (0.7%):
Banks (0.7%):
Punjab National Bank Ltd.	24,505	465

Indonesia (0.7%):
Banks (0.7%):
PT Bank Rakyat	616,500	469

Japan (14.3%):
Auto Manufacturers (1.0%):
Daihatsu Motor Co. Ltd.	35,000	678

Computers (0.7%):
ITOCHU Techno-Solutions Corp.	9,500	440

Electrical Components & Equipment (0.8%):
Makita Corp.	13,200	501

Electrical Equipment (2.7%):
Hitachi Ltd.	315,000	1,762

Engineering (0.5%):
JGC Corp.	12,000	332

General (0.9%):
ITOCHU Corp.	56,700	615

Leisure Time (0.4%):
Sega Sammy Holdings, Inc.	13,600	294

Machinery-Construction & Mining (1.1%):
Komatsu Ltd.	25,600	719

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Manufacturing-Diversified (0.8%):
Mitsubishi Corp.	23,900	$549

Office Equipment & Supplies (1.5%):
CANON, Inc.	22,600	979

Pharmaceuticals (1.0%):
Miraca Holdings, Inc.	17,700	664

Real Estate Services (2.9%):
Daito Trust Construction Co. Ltd.	20,000	1,888
		9,421
Jersey (0.9%):
Oilfield Services & Equipment (0.9%):
Petrofac Ltd.	26,787	615

Netherlands (1.9%):
Chemicals (0.7%):
LyondellBasell Industries NV, Class A	10,931	471

Insurance (1.2%):
ING Groep NV (b)	81,925	746
		1,217
Norway (1.1%):
Chemicals (1.1%):
Yara International ASA	17,287	698

Republic of Korea (South) (1.2%):
Auto Manufacturers (1.2%):
Kia Motors Corp.	13,170	790

Spain (2.0%):
Banks (1.3%):
Banco Bilbao Vizcaya Argentaria SA	96,026	840

Telecommunications (0.7%):
Telefonica SA	28,007	489
		1,329
Sweden (5.8%):
Agriculture (1.2%):
Swedish Match AB	23,306	812

Auto Manufacturers (0.9%):
Volvo AB, B Shares	46,314	604

Banks (1.0%):
Svenska Handelsbanken AB, A Shares	20,734	623

Household Goods-Appliances, Furnishings & Electronics (0.5%):
Electrolux AB, Series B	17,867	328

Machinery-Construction & Mining (0.4%):
Atlas Copco AB, A Shares	11,074	264

Pharmaceuticals (0.7%):
Meda AB, A Shares	43,376	458

Telecommunications-Services & Equipment (1.1%):
Tele2 AB, B Shares	36,357	696
		3,785
Switzerland (5.5%):
Diversified Financial Services (1.4%):
Partners Group Holding AG	5,533	968

Financial Services (2.4%):
Zurich Financial Services AG	6,516	1,568

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Food Processing & Packaging (1.7%):
Nestle SA	19,369	$1,111
		3,647
Thailand (1.3%):
Food Service (0.9%):
Charoen Pokphand Foods Public Co. Ltd.	536,600	589

Retail (0.4%):
CP ALL Public Co. Ltd.	132,400	247
		836
United Kingdom (18.5%):
Banks (0.9%):
Standard Chartered PLC	25,184	611

Commercial Services (3.3%):
Aggreko PLC	12,698	420
AMEC PLC	56,042	887
Intertek Group PLC	25,875	863
		2,170
Electronics (0.8%):
Spectris PLC	21,663	523

Financial Services (1.2%):
Prudential PLC	73,118	810

Food (0.7%):
Unilever PLC	13,855	447

Food Service (1.8%):
Compass Group PLC	127,361	1,183

Metals (0.5%):
Antofagasta PLC	16,365	334

Minerals (1.0%):
Xstrata PLC	37,430	635

Oil Companies-Integrated (4.2%):
BP PLC	225,254	1,715
Royal Dutch Shell PLC	30,431	1,075
		2,790
Semiconductors (1.0%):
ARM Holdings PLC	65,026	625

Telecommunications-Cellular (1.9%):
Vodafone Group PLC	461,281	1,247

Tobacco (1.3%):
British American Tobacco PLC	18,565	855
		12,230
United States (6.0%):
Automotive Parts (0.8%):
Autoliv, Inc.	8,449	533

Financial Services (0.6%):
The Nasdaq OMX Group, Inc. (b)	15,172	376

Internet (1.9%):
Expedia, Inc.	25,347	820
TripAdvisor, Inc. (b)	13,519	445
		1,265
Pharmaceuticals (1.5%):
Perrigo Co.	10,531	1,007

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Tobacco (1.2%):
Philip Morris International, Inc.	10,599	$793
		3,974
Total Common Stocks (Cost $55,303)		62,702

Exchange-Traded Funds (1.8%)
United States (1.8%):
Vanguard MSCI Emerging Markets Fund	28,163	1,192

Total Exchange-Traded Funds (Cost $1,113)		1,192

Cash Equivalents (2.2%)
United States (2.2%):
Citibank Money Market Deposit Account, 0.02% (c)	1,467,521	1,468

Total Cash Equivalents (Cost $1,468)		1,468

Total Investments (Cost $57,884) — 99.3%		65,362

Other assets in excess of liabilities — 0.7%		442

NET ASSETS — 100.0%		$65,804

(a)	All securities, except those traded on United States (including ADRs), Brazilian, Canadian and Colombian exchanges, were fair valued at January 31, 2012.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.9%)
Australia (7.5%):
Banks (3.4%):
Australia & New Zealand Banking Group Ltd.	94,667	$2,148

Commercial Services (1.8%):
Leighton Holdings Ltd.	45,289	1,123

Mining (2.3%):
BHP Billiton Ltd.	37,068	1,472
		4,743
Austria (1.3%):
Machinery-Diversified (1.3%):
Andritz AG	8,564	795

Brazil (1.9%):
Banks (1.9%):
Itau Unibanco Holding SA, Preferred ADR	60,182	1,201

Cayman Islands (2.3%):
Health Care (2.3%):
Herbalife Ltd.	24,676	1,428

Denmark (4.0%):
Pharmaceuticals (4.0%):
Novo Nordisk A/S, Class B	21,495	2,545

France (3.5%):
Insurance (1.5%):
AXA SA	61,990	943

Oil Companies-Integrated (2.0%):
Total SA	23,846	1,262
		2,205
Germany (6.6%):
Automotive (2.4%):
Bayerische Motoren Werke AG	17,311	1,482

Chemicals (2.0%):
BASF SE	16,769	1,292

Insurance (2.2%):
Allianz SE	12,798	1,411
		4,185
Hong Kong (5.5%):
Insurance (2.1%):
AIA Group Ltd.	411,400	1,370

Oil & Gas Exploration-Production & Services (3.4%):
CNOOC Ltd.	1,048,000	2,136
		3,506
Indonesia (1.6%):
Banks (1.6%):
PT Bank Rakyat	1,356,000	1,031

Japan (12.7%):
Computers (0.8%):
ITOCHU Techno-Solutions Corp.	10,800	500

Electrical Components & Equipment (1.2%):
Makita Corp.	19,800	752

Electrical Equipment (3.9%):
Hitachi Ltd.	440,000	2,461

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Machinery-Construction & Mining (1.6%):
Komatsu Ltd.	36,000	$1,011

Office Equipment & Supplies (1.0%):
CANON, Inc.	14,700	637

Pharmaceuticals (1.3%):
Miraca Holdings, Inc.	21,400	802

Real Estate Services (2.9%):
Daito Trust Construction Co. Ltd.	19,700	1,860
		8,023
Netherlands (2.1%):
Chemicals (2.1%):
LyondellBasell Industries NV, Class A	30,904	1,332

Norway (1.6%):
Chemicals (1.6%):
Yara International ASA	25,743	1,040

Republic of Korea (South) (1.5%):
Auto Manufacturers (1.5%):
Kia Motors Corp.	15,500	930

Spain (2.1%):
Banks (2.1%):
Banco Bilbao Vizcaya Argentaria SA	155,767	1,362

Sweden (8.3%):
Agriculture (1.6%):
Swedish Match AB	28,941	1,009

Auto Manufacturers (1.8%):
Volvo AB, B Shares	87,720	1,143

Household Goods-Appliances, Furnishings & Electronics (1.0%):
Electrolux AB, Series B	34,805	639

Machinery-Construction & Mining (0.7%):
Atlas Copco AB, A Shares	18,412	438

Pharmaceuticals (1.6%):
Meda AB, A Shares	97,444	1,029

Telecommunications-Services & Equipment (1.6%):
Tele2 AB, B Shares	53,967	1,034
		5,292
Switzerland (6.6%):
Diversified Financial Services (1.9%):
Partners Group Holding AG	6,850	1,199

Financial Services (2.6%):
Zurich Financial Services AG	6,934	1,668

Food Processing & Packaging (2.1%):
Nestle SA	23,489	1,348
		4,215
Thailand (1.8%):
Food Service (1.8%):
Charoen Pokphand Foods Public Co. Ltd.	991,400	1,115

United Kingdom (18.6%):
Banks (1.4%):
Standard Chartered PLC	35,167	852

Commercial Services (4.7%):
AMEC PLC	90,731	1,437

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Intertek Group PLC	47,028	$1,568
		3,005
Financial Services (1.9%):
Prudential PLC	108,658	1,204

Food Service (2.3%):
Compass Group PLC	156,609	1,455

Minerals (1.5%):
Xstrata PLC	56,848	964

Oil Companies-Integrated (3.2%):
BP PLC	267,596	2,037

Semiconductors (1.7%):
ARM Holdings PLC	110,063	1,058

Telecommunications-Cellular (1.9%):
Vodafone Group PLC	454,940	1,230
		11,805
United States (6.4%):
Financial Services (1.0%):
The Nasdaq OMX Group, Inc. (b)	24,704	612

Internet (1.1%):
Expedia, Inc.	20,624	667

Pharmaceuticals (2.6%):
Perrigo Co.	17,194	1,644

Tobacco (1.7%):
Philip Morris International, Inc.	14,761	1,104
		4,027
Total Common Stocks (Cost $54,376)		60,780
Exchange-Traded Funds (2.1%)

United States (2.1%):
Vanguard MSCI Emerging Markets Fund	31,293	1,324

Total Exchange-Traded Funds (Cost $1,235)		1,324

Cash Equivalents (0.2%)
United States (0.2%):
Citibank Money Market Deposit Account, 0.02% (c)	141,892	142

Total Cash Equivalents (Cost $142)		142

Total Investments (Cost $55,753) — 98.2%		62,246

Other assets in excess of liabilities — 1.8%		1,151

NET ASSETS — 100.0%		$63,397

(a)	All securities, except those traded on United States, Brazilian and Netherlands exchanges, were fair valued at January 31, 2012.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (2.1%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$578	$578

Total Commercial Paper (Cost $578)		578

Convertible Corporate Bonds (76.0%)
Advertising (1.0%):
Interpublic Group of Cos., Inc., Convertible Subordinated Notes
4.25%, 3/15/23, Callable 3/15/12 @ 100	140	141
4.75%, 3/15/23, Callable 3/15/13 @ 100	120	133
		274
Airlines (1.6%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	340	445

Audio & Video Products (1.0%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	195	280

Banks (1.3%):
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 9/20/36, Callable 3/15/12 @ 100	350	353

Beverages (1.2%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	310	327

Biotechnology (3.1%):
Gilead Sciences, Inc., Convertible Subordinated Notes, Series B, 0.63%, 5/1/13	640	843

Building-Residential & Commercial (2.0%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (d)	265	541

Computers & Peripherals (7.0%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	815	1,351
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	470	537
		1,888
Consumer Products (1.4%):
BorgWarner, Inc., Convertible Subordinated Notes, 3.50%, 4/15/12	160	364

Financial Services (5.1%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (d)	485	530
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	265	274
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	290	246
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (e)	235	337
		1,387
Food (0.6%):
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	125	153

Health Care (6.0%):
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	755	778
Life Technologies Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/15/12 @ 100	205	205
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13 (e)	640	649
		1,632
Machinery-Diversified (5.8%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	260	511

See notes to schedules of investments.

Security Description	Principal Amount	Value
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (c), 5/17/12	$355	$395
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	330	655
		1,561
Manufacturing-Miscellaneous (6.2%):
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	365	624
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (f)	415	632
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	185	214
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (e)	225	221
		1,691
Metals (1.5%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	300	406

Mining (2.2%):
Newmont Mining Corp., Convertible Subordinated Notes
1.63%, 7/15/17	50	74
1.63%, 7/15/17 (e)(f)	350	523
		597
Oil & Gas Exploration-Production & Services (2.5%):
Transocean, Inc., Convertible Subordinated Notes, Series C, 1.50%, 12/15/37 (d)	685	673

Pharmaceuticals (4.9%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (f)	590	555
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (d)	707	776
		1,331
Real Estate (2.9%):
ProLogis, Inc., Convertible Subordinated Notes
3.25%, 3/15/15	195	213
2.25%, 4/1/37	575	576
		789
Real Estate Investment Trusts (5.1%):
Boston Properties LP, Convertible Subordinated Notes
3.63%, 2/15/14 (e)	405	445
2.88%, 2/15/37, Callable 2/20/12 @ 100	75	75
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 3/15/12 @ 100	200	241
4.75%, 7/15/27, Callable 7/15/12 @ 100	295	342
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (d)	265	270
		1,373
Semiconductors (8.4%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (f)	855	961
3.25%, 8/1/39 (f)	276	369
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18 (e)	525	534
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	310	420
		2,284
Software (1.2%):
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (e)	275	322

Software & Computer Services (4.0%):
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (e)	490	508

See notes to schedules of investments.

Security Description	Shares	Value
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	$510	$570
		1,078
Total Convertible Corporate Bonds (Cost $18,390)		20,592

Convertible Preferred Stocks (21.9%)
Banks (1.4%):
Bank of America Corp., Series L, 7.25%	409	377

Energy (4.5%):
Apache Corp., Series D, 6.00%	11,165	641
NextEra Energy, Inc., 7.00%	7,641	402
PPL Corp., 9.50%	3,365	182
		1,225
Financial Services (8.1%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	6,835	361
Newell Financial Trust I, 5.25% (d)	13,000	569
Wells Fargo & Co., Series L, Class A, 7.50%	1,167	1,277
		2,207
Insurance (4.4%):
MetLife, Inc., 5.00%	17,260	1,182

Savings & Loans (2.3%):
New York Community Capital Trust V, 6.00%	13,549	616
		616
Tools & Hardware Manufacturing (1.2%):
Stanley Black & Decker I, Inc., 4.75%	2,815	333

Total Convertible Preferred Stocks (Cost $5,583)		5,940

Total Investments (Cost $24,551) — 100.0%		27,110

Other assets in excess of liabilities — 0.0%		10

NET ASSETS — 100.0%		$27,120

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 20 days notice.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(d)	Continuously callable with 30 days notice.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Continuously callable with 15 days notice.

LLC —	Limited Liability Co.

LP —	Limited Partnership

REIT —	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.2%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$4,891	$4,891

Total Commercial Paper (Amortized Cost $4,891)		4,891

Common Stocks (92.8%)
Banks (0.4%):
JPMorgan Chase & Co.	15,000	560

Biotechnology (2.9%):
Biogen Idec, Inc. (b)	38,850	4,581

Chemicals (3.5%):
Monsanto Co.	66,300	5,440

Commercial Services (2.3%):
Visa, Inc., Class A	35,950	3,618

Computers & Peripherals (10.2%):
Apple, Inc. (b)	23,825	10,876
EMC Corp. (b)	195,000	5,023
		15,899
E-Commerce & Services (7.0%):
Amazon.com, Inc. (b)	28,550	5,551
Priceline.com, Inc. (b)	10,300	5,454
		11,005
Heavy Machinery (3.4%):
Caterpillar, Inc.	47,975	5,235

Hotels & Motels (3.2%):
Starwood Hotels & Resorts Worldwide, Inc.	92,925	5,040

Internet Business Services (3.5%):
Google, Inc., Class A (b)	9,400	5,453

Medical Services (2.3%):
Express Scripts, Inc. (b)	71,275	3,646

Oil Companies-Integrated (2.9%):
Occidental Petroleum Corp.	45,775	4,567

Oilfield Services & Equipment (7.2%):
Cameron International Corp. (b)	101,400	5,395
Schlumberger Ltd.	78,600	5,908
		11,303
Pharmaceuticals (12.2%):
Alexion Pharmaceuticals, Inc. (b)	76,950	5,907
Allergan, Inc.	81,450	7,160
Perrigo Co.	62,200	5,946
		19,013
Railroads (4.4%):
Union Pacific Corp.	59,500	6,802

Retail (3.3%):
Chipotle Mexican Grill, Inc. (b)	13,900	5,105

Retail-Discount (2.7%):
Dollar Tree, Inc. (b)	50,275	4,264

Retail-Specialty Stores (2.5%):
Lululemon Athletica, Inc. (b)	62,150	3,924

Semiconductors (2.3%):
ARM Holdings PLC, Sponsored ADR	125,600	3,627

See notes to schedules of investments.

Security Description	Shares	Value
Software (0.3%):
Informatica Corp. (b)	9,350	$396

Software & Computer Services (9.6%):
Citrix Systems, Inc. (b)	78,775	5,137
Cognizant Technology Solutions Corp., Class A (b)	114,175	8,192
Red Hat, Inc. (b)	37,500	1,739
		15,068
Steel (0.5%):
Precision Castparts Corp.	5,150	843

Telecommunications-Services & Equipment (3.8%):
QUALCOMM, Inc.	100,125	5,889

Transportation Services (2.4%):
Expeditors International of Washington, Inc.	84,175	3,758

Total Common Stocks (Cost $100,916)		145,036

Total Investments (Cost $105,807) — 96.0%		149,927

Other assets in excess of liabilities — 4.0%		6,325

NET ASSETS — 100.0%		$156,252

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.6%)
Alabama (1.6%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$494
Phenix City Alabama Public Building Authority Revenue, Municipal Projects, Series A, 3.00%, 4/1/18, AGM	650	686
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	656
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	495
		2,331
Alaska (1.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,169
Series A, 5.13%, 4/1/19, AGM	500	595
		2,764
Arizona (1.5%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009
Series B, GO, 3.00%, 7/1/20, AGM	250	262
Series B, GO, 4.00%, 7/1/20, AGM	250	281
Maricopa County School District Number 31, Balsz School Improvement
Series A, GO, 2.25%, 7/1/18, AGM	35	36
Series A, GO, 3.00%, 7/1/17, AGM	335	362
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	554
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	657
		2,152
California (5.2%):
Atwater Public Financing Authority Wastewater Revenue, 5.63%, 5/1/31, Callable 5/1/19 @ 102, AGM	625	695
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, AGM (a)	1,000	1,141
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,109
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	225	247
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	669
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	294
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	297
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	686
Pittsburgh Unified School District Certificates, 2001 Financing Project, 5.00%, 6/1/30, Callable 6/1/18 @ 100, AGM	775	821
Stanton Redevelopment Agency Tax Allocation, Consolidated Redevelopment Project, Series A, 4.63%, 12/1/35, Callable 12/1/20 @ 100, AGM	160	166
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,323
		7,448
Colorado (0.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	391

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	$500	$544
		935
Connecticut (1.6%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,337

Florida (10.9%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,627
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,306
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,707
		15,640
Georgia (6.5%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,757
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,670
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC, 5.00%, 7/1/42, AGM (a)	540	580
Forsyth County School District, GO, 5.00%, 2/1/16, AGM	1,000	1,169
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	3,052
		9,228
Illinois (1.6%):
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	2,000	2,263

Indiana (4.5%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,116
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	290
Franklin Township Multi-School Building Corp., First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,137
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,682
MSD Warren Township Vision 2005 School Building Corp., First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,188
		6,413
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	552

Maryland (4.4%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	5,000	6,293

Michigan (1.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	224
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,396
		1,620
Minnesota (0.7%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	555	654

See notes to schedules of investments.

Security Description	Principal Amount	Value
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	$325	$370
		1,024
Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,893

New Jersey (1.0%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,448

New York (2.7%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	994
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,483
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,407
		3,884
North Carolina (0.9%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,294

Ohio (7.1%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,130
Ohio State, Common Schools
Series A, 5.00%, 6/15/23 (a)	1,500	1,639
Series B, GO, 5.00%, 3/15/22 (a)	5,000	5,425
		10,194
Pennsylvania (7.7%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	567
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	535
Greater Johnstown School District, Series A, GO, 3.00%, 8/1/20, AGM/State Aid Withholding	1,500	1,565
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,133
Northampton County General Purpose Authority Revenue, 5.25%, 10/1/30, Callable 10/1/12 @ 100, AGM County Guaranty	2,000	2,048
Pennsylvania State, Second Series, GO, 5.00%, 6/1/22, Callable 6/1/14 @ 100, AGM	1,000	1,094
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,126
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	113
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,869
		11,050
Texas (18.4%):
Clear Creek Independent School District, Series A, GO, 5.00%, 2/15/21, PSF-GTD	1,000	1,268
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	3,071
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,439
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,141
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,075
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,860
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,518

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
GO, 5.00%, 2/15/21, PSF-GTD	$1,285	$1,641
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,590
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	852
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	813
Manor Independent School District, School Building, GO, 3.00%, 8/1/19, PSF-GTD	500	554
Mckinney Independent School District, GO, 5.25%, 2/15/19, Callable 2/15/15 @ 100, PSF-GTD	2,000	2,261
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,867
Plano Independent School District, School Building, GO, 5.00%, 2/15/21, PSF-GTD (b)	1,000	1,268
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,114
		26,332
Washington (14.9%):
Clark County School District Number 114 Evergreen, GO, 5.00%, 12/1/19, Callable 6/1/15 @ 100, AGM/School Building Guaranty	1,200	1,351
King County, GO, 5.00%, 1/1/19, Callable 1/1/25 @ 100, NATL-RE/FGIC (c)	3,500	3,912
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty	5,000	5,394
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,320
Washington State
Series D, GO, 5.00%, 1/1/22, Callable 1/1/15 @ 100, AGM	1,500	1,670
Series D, GO, 5.00%, 1/1/29, Prerefunded 1/1/15 @ 100, AGM	285	306
Series E, GO, 5.00%, 1/1/28, Prerefunded 1/1/15 @ 100, NATL-RE	230	247
Series R-2012A, GO, 5.00%, 7/1/21	2,500	3,195
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	2,395	2,992
		21,387

Total Municipal Bonds (Cost $129,241)		138,482

Investment Companies (2.4%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.01% (d)	500,000	500
Fidelity Institutional Money Market Tax-Exempt Portfolio, 0.01% (d)	3,002,173	3,002

Total Investment Companies (Cost $3,502)		3,502

Total Investments (Cost $132,743) — 99.0%		141,984

Other assets in excess of liabilities — 1.0%		1,401

NET ASSETS — 100.0%		$143,385

(a)	Continuously callable with 30 days notice.

(b)	Security purchased on a when-issued basis.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

AGM —	Insured by Assured Guaranty Municipal Corporation

EMT —	Escrowed to Maturity

FGIC —	Insured by Financial Guaranty Insurance Company

GO —	General Obligation

See notes to schedules of investments.

LLC —	Limited Liability Co.

NATL-RE —	Insured by National Reinsurance Corporation

PSF-GTD —	Permanent School Fund Guaranteed

Q-SBLF —	Qualified-School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.8%)
General Obligations (56.1%):
County, City & Special District (18.8%):
Akron County, 2.25%, 12/1/19	$2,950	$3,027
Cincinnati, Series A, 3.00%, 12/1/17	105	116
Cleveland, 5.75%, 8/1/12, MBIA	375	385
Columbus, Series A, 5.00%, 6/1/19	4,000	5,028
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	605
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,294
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	846
Strongsville
2.25%, 12/1/18	350	372
4.00%, 12/1/19	500	591
Summit County
Series R, 5.50%, 12/1/13, FGIC	250	273
Series R, 5.50%, 12/1/16, FGIC	535	651
Series R, 5.50%, 12/1/17, FGIC	930	1,160
Series R, 5.50%, 12/1/18, FGIC	1,095	1,387
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,453
Warren County Special Assessment, 6.55%, 12/1/14	290	311
		17,499
Hospitals, Nursing Homes & Health Care (1.2%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,122

Public Facilities (Convention, Sport, Public Buildings) (0.7%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	651

Public Improvements (5.4%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	217
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	417
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	569
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,390
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	466
		5,059
Schools & Educational Services (28.5%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,058
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,291
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,404
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,793
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC (a)	840	953
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (b)	1,395	1,535
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,041
4.75%, 12/1/21, AGM	1,455	1,108
4.95%, 12/1/23, AGM	1,455	1,013
Fairfield City School District, 7.45%, 12/1/14, FGIC	600	668
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	746
Kenston Local School District, School Improvement, 5.00%, 12/1/19	575	707
Kenston Local School District, School Improvement
3.25%, 12/1/25, Callable 12/1/20 @ 100	250	260
3.50%, 12/1/26, Callable 12/1/20 @ 100	250	264
Lima City School District, 6.00%, 12/1/22, AMBAC (b)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,305

See notes to schedules of investments.

Security Description	Principal Amount	Value
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	$605	$626
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	422
Ohio Schools
Series C, 5.00%, 3/15/19 (b)	3,000	3,197
Series C, 5.00%, 9/15/19	1,500	1,869
Ohio State, Common Schools, Series A, 5.00%, 6/15/23 (b)	1,500	1,639
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (b)	500	520
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,086
Sylvania City School District, School Improvement, 4.00% (c), 12/1/17, Insured by Assured Guaranty	1,040	932
Toledo City School District, School Facilities Improvement, 2.00%, 12/1/19, Student Credit Program	1,000	1,007
		26,474
Utilities (Sewers, Telephone, Electric) (1.5%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	160	182
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	647
Mason County, Sewer Systems, 2.00%, 12/1/21 (d)	535	539
		1,368
		52,173
Revenue Bonds (38.7%):
Hospitals, Nursing Homes & Health Care (10.0%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	448
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,321
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,788
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,618
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,480
Ohio State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,097
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	551
		9,303
Housing (3.5%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,268

Public Facilities (Convention, Sport, Public Buildings) (1.2%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,101

Public Improvements (0.7%):
Ohio State Major New Street Infrastructure Project Revenue, Series 3, 4.00%, 12/15/12	675	697

Schools & Educational Services (20.3%):
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	667
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (b)	1,260	1,414
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (b)	1,000	1,079
Miami University
2.00%, 9/1/15	650	667
2.25%, 9/1/16	1,000	1,048
Series B, 4.00%, 9/1/12	500	511

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	$600	$680
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	412
5.00%, 11/15/13	250	266
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	447
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	355
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	674
State University General Receipts, 5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,669
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,211
University of Toledo General Receipts Bonds
4.00%, 6/1/20	200	222
Series A, 3.50%, 6/1/16	2,260	2,434
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	819
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,289
4.00%, 12/15/16, Insured by Assured Guaranty	500	564
4.13%, 12/15/17, Insured by Assured Guaranty	435	498
4.38%, 12/15/18, Insured by Assured Guaranty	685	796
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,144
		18,866
Utilities-Water (3.0%):
Hamilton Wastewater System Revenue
3.00%, 10/1/19, AGM	530	572
4.50%, 10/1/31, AGM (b)	200	210
5.00%, 10/1/36, AGM (b)	500	536
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	345	355
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	674
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	448
		2,795
		36,030

Total Municipal Bonds (Cost $81,039)		88,203

Investment Companies (3.9%)
Touchstone Ohio Money Market Fund, 0.01% (e)	3,587,857	3,588

Total Investment Companies (Cost $3,588)		3,588

Total Investments (Cost $84,627) — 98.7%		91,791

Other assets in excess of liabilities — 1.3%		1,214

NET ASSETS — 100.0%		$93,005

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Continuously callable with 30 days notice.

(c)	Rate represents the effective yield at purchase.

(d)	Security purchased on a when-issued basis.

(e)	Rate disclosed is the daily yield on 1/31/12.

AGC-ICC —	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM —	Insured by Assured Guaranty Municipal Corporation

See notes to schedules of investments.

AMBAC —	Insured by American Municipal Bond Assurance Corporation

FGIC —	Insured by Financial Guaranty Insurance Company

MBIA —	Insured by Municipal Bond Insurance Association

NATL-RE —	Insured by National Reinsurance Corporation

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (84.2%)
Ohio (84.2%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 0.06% (a), 10/1/31, LOC JPMorgan Chase & Co.	$1,000	$1,000
Series C, 0.06% (a), 6/1/34, LOC Bank of Nova Scotia	9,400	9,400
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 0.08% (a), 1/1/37, LOC JPMorgan Chase Bank	5,270	5,270
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.08% (a), 3/1/34, LOC U.S. Bank N.A.	2,305	2,305
Columbus Regional Airport Authority Capital Funding Revenue, Pooled Financing Program, Series A, 0.08% (a), 1/1/30, LOC U.S. Bank N.A.	3,000	3,000
Columbus Sewer Revenue, Series B, 0.03% (a), 6/1/32	7,210	7,210
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health System, Inc., 0.06% (a), 11/1/30, LOC PNC Bank N.A.	3,500	3,500
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, Series B, 0.06% (a), 11/1/40	3,250	3,250
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.05% (a), 12/1/20, LOC U.S. Bank N.A.	2,280	2,280
Hamilton County, Health Care Revenue, Life Enriching Communities Project, Series B, 0.08% (a), 1/1/37, LOC PNC Bank N.A.	3,100	3,100
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.08% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
Hamilton County, Parking System Revenue, 0.08% (a), 12/1/26, LOC U.S. Bank N.A.	4,735	4,735
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.08% (a), 7/1/38, LOC JPMorgan Chase Bank	11,670	11,670
Kent State University Revenue, General Receipts, Series B, 0.06% (a), 5/1/32, LOC Bank of America N.A.	6,000	6,000
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.10% (a), 5/1/38, FHLB	4,155	4,155
Ohio State
0.06% (a), 3/15/25, State of Ohio Enhanced	12,040	12,040
GO, Series B, 0.05% (a), 8/1/17	1,500	1,500
GO, Series B, 0.06% (a), 3/15/25	985	985
GO, Series D, 0.05% (a), 3/15/24	2,300	2,300
Ohio State Air Quality Development Authority Revenue, Dayton Power & Light Co., Series A, 0.09% (a), 11/1/40, LOC JPMorgan Chase Bank, AMT	1,000	1,000
Ohio State Air Quality Development Authority Revenue, Valley Electric Corp. Project, Series B, 0.05% (a), 2/1/26, LOC Bank of Nova Scotia	2,100	2,100
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Foundation, Series B-4, 0.04% (a), 1/1/43	8,520	8,520
Ohio State Higher Educational Facility Revenue, Case Western Reserve University
Series A, 0.06% (a), 12/1/44, LOC PNC Bank N.A.	5,000	5,000
Series B-1, 0.08% (a), 12/1/44, LOC U.S. Bank N.A.	3,000	3,000
Ohio State University General Receipts
0.03% (a), 12/1/27	2,200	2,200
Series B, 0.05% (a), 12/1/28	3,200	3,200
Series B, 0.06% (a), 6/1/35	7,100	7,100
Ohio State Water Development Authority Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.06% (a), 12/1/33, LOC Wells Fargo Bank N.A.	2,000	2,000
Ohio State Water Development Authority Revenue, Timken Co., 0.06% (a), 11/1/25, LOC Northern Trust Co.	6,700	6,700
Salem Community Hospital Revenue, SCH Professional Corp., 0.06% (a), 9/1/35, LOC JPMorgan Chase Bank	4,245	4,245
State EDR, YMCA Greater Cincinnati Project, 0.08% (a), 11/1/21, LOC Bank One N.A.	3,210	3,210
State Higher Educational Facility Revenue, Xavier University Project, Series B, 0.06% (a), 11/1/30, LOC U.S. Bank N.A.	2,000	2,000
State Refunding & Improvement Infrastructure, GO, Series D, 0.05% (a), 2/1/19	400	400

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.09% (a), 7/1/39, LOC U.S. Bank N.A.	$1,900	$1,900

Total Municipal Bonds (Amortized Cost $136,665)		136,665

Investment Companies (16.4%)
BlackRock Ohio Municipal Money Market, 0.00% (b)	26,722,952	26,723

Total Investment Companies (Amortized Cost $26,723)		26,723

Total Investments (Amortized Cost $163,388) (c) — 100.6%		163,388

Liabilities in excess of other assets — (0.6)%		(908)

NET ASSETS — 100.0%		$162,480

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMT —	Subject to alternative minimum tax

EDR —	Economic Development Revenue

FHLB —	Insured by Federal Home Loan Bank

GO —	General Obligation

LOC —	Letter of Credit

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2012
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (5.6%)
Bank of Nova Scotia, 0.33% (a), 4/9/12	$5,800	$5,800
National Australia Bank Ltd. NY, 0.42% (a), 4/30/12	4,000	4,000
Royal Bank of Canada NY, 0.29% (a), 4/5/12	3,000	3,000
Westpac Banking Corp. NY, 0.46% (a), 5/10/12	5,000	5,000

Total Certificates of Deposit (Amortized Cost $17,800)		17,800

Commercial Paper (3.1%)
American Honda Finance Corp., 0.21% (b), 2/22/12	750	750
Dell, Inc., 0.15% (b), 3/23/12 (c)	7,200	7,198
Toyota Motor Credit Corp., 0.31% (b), 2/28/12	1,900	1,900

Total Commercial Paper (Amortized Cost $9,848)		9,848

Corporate Bonds (18.0%)
ANZ National (International) Ltd., 3.25%, 4/2/12 (c)	9,000	9,045
Ballenisles Country Club, Inc., 1.55% (a), 12/1/22, Callable 4/2/12 @ 100	5,830	5,830
Bank of America Corp.
2.38%, 6/22/12, MTN	3,900	3,932
Series L, 3.13%, 6/15/12, MTN	5,900	5,963
Bank of the West, Series 1, 2.15%, 3/27/12	1,000	1,003
Citigroup, Inc., 2.13%, 4/30/12	9,000	9,041
Costco Wholesale Corp., 5.30%, 3/15/12	3,300	3,319
IBM International Group Capital LLC, 0.79% (a), 12/26/12 (c)	7,000	7,000
Morgan Stanley, 2.25%, 3/13/12	1,000	1,002
U.S. Bancorp, 2.25%, 3/13/12, MTN	1,000	1,002
Wal-Mart Stores, Inc., 5.23% (d), 6/1/12	7,000	7,114
Westpac Banking Corp., Series E, 0.32% (a), 2/22/12, MTN	3,600	3,600

Total Corporate Bonds (Amortized Cost $57,851)		57,851

U.S. Government Agency Securities (10.2%)
Federal Home Loan Bank, Series 1, 0.30% (a), 2/3/12	3,600	3,600
Federal Home Loan Mortgage Corp.
0.27% (a), 4/3/12	4,000	4,000
Series RB, 0.05% (b), 6/5/12	25,000	24,996

Total U.S. Government Agency Securities (Amortized Cost $32,596)		32,596

U.S. Treasury Obligations (15.6%)
U.S. Treasury Notes, 0.88%, 2/29/12	50,000	50,033

Total U.S. Treasury Obligations (Amortized Cost $50,033)		50,033

Repurchase Agreements (47.3%)
Deutsche Bank Securities, Inc., 0.24%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $50,000, collateralized by U.S. Government Agency Securities, 4.50%-6.00%, 4/1/24-8/1/41, market value $51,000)	50,000	50,000
Goldman Sachs Group, Inc., 0.22%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $51,600, collateralized by U.S. Government Agency Securities, 0.00%-4.50%, 12/28/12-7/13/26, market value $52,633)	51,600	51,600

See notes to schedules of investments.

Security Description	Principal Amount	Value
RBS Securities, Inc., 0.14%, 2/1/12 (Date of agreement 1/31/12, Proceeds at maturity $50,000, collateralized by U.S. Treasury Securities, 2.00%, 11/15/21, market value $51,002)	$50,000	$50,000

Total Repurchase Agreements (Amortized Cost $151,600)		151,600

Total Investments (Amortized Cost $319,728) (e) — 99.8%		319,728

Other assets in excess of liabilities — 0.2%		758

NET ASSETS — 100.0%		$320,486

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/12.

(e)	Represents cost for financial reporting and federal income tax purposes.

LLC —	Limited Liability Co.

MTN —	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.1%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$67,575	$67,575

Total Commercial Paper (Amortized Cost $67,575)		67,575

Common Stocks (92.8%)
Aerospace/Defense (0.7%):
LMI Aerospace, Inc. (b)	357,000	7,065

Apparel (0.3%):
Skechers USA, Inc., Class A (b)	271,000	3,295

Apparel & Footwear (0.6%):
Carter’s, Inc. (b)	132,900	5,571

Automotive (1.0%):
Group 1 Automotive, Inc.	176,000	9,388

Automotive Parts (0.5%):
Commercial Vehicle Group, Inc. (b)	355,300	4,445

Banks (5.4%):
First Niagara Financial Group, Inc.	808,000	7,732
IBERIABANK Corp.	173,750	9,084
Independent Bank Corp.	335,100	9,296
PacWest Bancorp	342,000	7,274
Prosperity Bancshares, Inc.	260,000	10,793
Umpqua Holdings Corp.	568,000	6,912
		51,091
Biotechnology (0.5%):
Charles River Laboratories International, Inc. (b)	146,600	4,951

Brokerage Services (0.6%):
Woodward, Inc.	141,000	5,919

Building Materials (1.9%):
Quanex Building Products Corp.	509,000	8,363
Sterling Constructioin Co., Inc. (b)	423,000	5,080
Texas Industries, Inc.	158,000	4,939
		18,382
Chemicals (6.1%):
A. Schulman, Inc.	435,000	10,658
H.B. Fuller Co.	573,000	16,399
Olin Corp.	365,464	8,113
Rush Enterprises, Inc., Class A (b)	416,000	9,572
Sensient Technologies Corp.	350,000	13,867
		58,609
Coal (0.9%):
Cloud Peak Energy, Inc. (b)	438,000	8,300

Commercial Services (6.0%):
Diebold, Inc.	379,000	12,010
Fair Isaac Corp.	221,900	8,042
Rent-A-Center, Inc.	202,125	6,836
Sanderson Farms, Inc.	189,478	9,652
Steiner Leisure Ltd. (b)	271,000	13,382
Viad Corp.	353,225	7,146
		57,068
Computers & Peripherals (3.3%):
CACI International, Inc., Class A (b)	131,000	7,689
MTS Systems Corp.	225,589	10,352

See notes to schedules of investments.

Security Description	Shares	Value
Synaptics, Inc. (b)	351,000	$13,447
		31,488
Distribution/Wholesale (1.7%):
Beacon Roofing Supply, Inc. (b)	418,000	9,555
ScanSource, Inc. (b)	182,000	6,838
		16,393
Electrical Components & Equipment (2.7%):
American Science & Engineering, Inc.	85,800	6,135
Anixter International, Inc. (b)	158,000	10,351
Thomas & Betts Corp. (b)	132,000	9,423
		25,909
Electronics (2.7%):
Benchmark Electronics, Inc. (b)	513,000	8,824
Brady Corp., Class A	341,000	11,038
PerkinElmer, Inc.	257,000	6,163
		26,025
Engineering (1.5%):
EMCOR Group, Inc.	487,000	14,040

Food (1.7%):
Ruddick Corp.	179,000	7,221
Snyders-Lance, Inc.	402,000	9,242
		16,463
Food Processing & Packaging (2.6%):
Corn Products International, Inc.	98,705	5,477
Flowers Foods, Inc.	389,000	7,527
Silgan Holdings, Inc.	284,000	11,803
		24,807
Health Care (1.3%):
Greatbatch, Inc. (b)	128,000	2,998
Owens & Minor, Inc.	310,000	9,427
		12,425
Healthcare-Products (1.0%):
Haemonetics Corp. (b)	150,000	9,744

Insurance (6.4%):
Alterra Capital Holdings Ltd.	516,000	12,472
American Financial Group, Inc.	194,000	7,114
Arthur J. Gallagher & Co.	286,000	9,535
First American Financial Corp.	104,425	1,547
Infinity Property & Casualty Corp.	165,800	9,663
Primerica, Inc.	299,967	7,349
RLI Corp.	90,000	6,419
Selective Insurance Group, Inc.	402,375	7,235
		61,334
Internet (0.9%):
Websense, Inc. (b)	466,000	8,807

Leisure & Recreation Products (0.5%):
Brunswick Corp.	205,000	4,375

Machine-Diversified (1.4%):
Kennametal, Inc.	319,000	13,752

Machinery-Construction & Mining (0.7%):
Astec Industries, Inc. (b)	205,000	6,933

Manufacturing-Diversified (3.3%):
Barnes Group, Inc.	302,000	7,637

See notes to schedules of investments.

Security Description	Shares	Value
Carlisle Cos., Inc.	324,484	$15,488
Lincoln Electric Holdings, Inc.	201,000	8,633
		31,758
Manufacturing-Miscellaneous (1.6%):
John Bean Technologies Corp.	453,975	7,450
Lancaster Colony Corp.	105,000	7,296
		14,746
Medical Equipment & Supplies (2.1%):
CONMED Corp. (b)	296,300	8,711
STERIS Corp.	368,600	11,088
		19,799
Metal Fabrication (0.8%):
Mueller Industries, Inc.	176,000	7,781

Oil & Gas (0.6%):
HollyFrontier Corp.	192,000	5,633

Oil & Gas Exploration-Production & Services (2.6%):
Berry Petroleum Co., Class A	184,000	8,282
Northwest Natural Gas Co.	211,000	10,033
PetroQuest Energy, Inc. (b)	997,000	6,401
		24,716
Oil & Gas Services (0.7%):
C&J Energy Services, Inc. (b)	393,000	6,543

Oilfield Services & Equipment (1.3%):
Superior Energy Services, Inc. (b)	266,000	7,584
Tesco Corp. (b)	342,000	4,747
		12,331
Pharmaceuticals (0.9%):
West Pharmaceutical Services, Inc.	217,550	8,806

Real Estate Investment Trusts (3.7%):
Healthcare Realty Trust, Inc.	357,000	7,522
Highwoods Properties, Inc.	268,000	8,868
LaSalle Hotel Properties	299,200	8,093
PS Business Parks, Inc.	171,000	10,626
		35,109
Restaurants (0.9%):
Jack in the Box, Inc. (b)	415,000	8,798

Retail (1.1%):
The Cheesecake Factory, Inc. (b)	345,000	10,205

Retail-Apparel/Shoe (1.6%):
Maidenform Brands, Inc. (b)	358,600	7,172
Wolverine World Wide, Inc.	203,955	7,973
		15,145
Retail-Specialty Stores (1.5%):
Casey’s General Stores, Inc.	127,000	6,470
Cato Corp., Class A	294,000	7,882
		14,352
Semiconductors (5.3%):
ATMI, Inc. (b)	337,000	7,879
Fairchild Semiconductor International, Inc. (b)	753,571	10,535
Microsemi Corp. (b)	554,000	10,958
MKS Instruments, Inc.	335,000	10,100

See notes to schedules of investments.

Security Description	Shares	Value
QLogic Corp. (b)	646,000	$11,189
		50,661
Software (1.1%):
Quest Software, Inc. (b)	512,000	10,419

Software & Computer Services (0.8%):
Jack Henry & Associates, Inc.	215,000	7,353

Staffing (1.6%):
Heidrick & Struggles International, Inc.	290,000	6,374
Korn/Ferry International (b)	514,000	8,445
		14,819
Telecommunications-Services & Equipment (0.7%):
Arris Group, Inc. (b)	607,000	7,090

Transportation Services (3.7%):
Alexander & Baldwin, Inc.	139,000	6,575
Arkansas Best Corp.	235,000	4,258
Celadon Group, Inc.	569,396	8,513
GATX Corp.	212,000	9,103
Genesee & Wyoming, Inc., Class A (b)	110,000	6,831
		35,280
Utilities-Electric (2.6%):
ALLETE, Inc.	233,000	9,658
Cleco Corp.	189,000	7,515
NorthWestern Corp.	209,000	7,344
		24,517
Utilities-Natural Gas (1.4%):
Energen Corp.	134,000	6,455
WGL Holdings, Inc.	161,000	6,866
		13,321

Total Common Stocks (Cost $732,175)		885,761

Total Investments (Cost $799,750) — 99.9%		953,336

Other assets in excess of liabilities — 0.1%		562

NET ASSETS — 100.0%		$953,898

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.5%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$14,673	$14,673

Total Commercial Paper (Amortized Cost $14,673)		14,673

Common Stocks (98.3%)
Aerospace/Defense (1.9%):
Spirit AeroSystems Holdings, Inc., Class A (b)	495,100	11,259

Automotive Parts (3.4%):
BorgWarner, Inc. (b)	144,825	10,808
Eaton Corp.	185,500	9,095
		19,903
Banks (3.2%):
CapitalSource, Inc.	1,325,650	9,160
Fifth Third Bancorp	744,700	9,689
		18,849
Beverages (1.6%):
Dr Pepper Snapple Group, Inc.	238,700	9,266

Brokerage Services (1.6%):
Waters Corp. (b)	111,500	9,653

Chemicals (3.9%):
Albemarle Corp.	172,625	11,101
FMC Corp.	132,300	12,262
		23,363
Consumer Products (3.9%):
Church & Dwight Co., Inc.	280,000	12,703
The Warnaco Group, Inc. (b)	181,300	10,561
		23,264
Cosmetics & Toiletries (1.6%):
International Flavors & Fragrances, Inc.	170,300	9,504

Distribution/Wholesale (1.2%):
Fossil, Inc. (b)	74,600	7,091

Electrical Equipment (2.3%):
AMETEK, Inc.	295,500	13,888

Electronics (1.0%):
Arrow Electronics, Inc. (b)	146,700	6,057

Entertainment (1.4%):
Penn National Gaming, Inc. (b)	195,600	8,008

Financial Services (2.3%):
Ameriprise Financial, Inc.	167,500	8,970
TD AMERITRADE Holding Corp.	297,025	4,785
		13,755
Food Processing & Packaging (1.8%):
J.M. Smucker Co.	135,000	10,635

Health Care (1.8%):
CareFusion Corp. (b)	456,300	10,928

Healthcare-Products (1.1%):
Edwards Lifesciences Corp. (b)	78,065	6,454

Hotels & Motels (1.0%):
Starwood Hotels & Resorts Worldwide, Inc.	108,900	5,907

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (4.7%):
Aon Corp.	192,925	$9,343
Arch Capital Group Ltd. (b)	250,000	9,013
Unum Group	409,885	9,358
		27,714
Internet (0.5%):
TIBCO Software, Inc. (b)	117,100	3,053

Manufacturing-Diversified (1.3%):
Teleflex, Inc.	123,100	7,532

Media (1.6%):
Discovery Communications, Inc., Class A (b)	223,900	9,601

Medical Equipment & Supplies (1.4%):
The Cooper Cos., Inc.	114,340	8,248

Medical-Information Systems (1.6%):
Cerner Corp. (b)	155,940	9,495

Miscellaneous Manufacturing (2.1%):
SPX Corp.	181,700	12,652

Oil & Gas Exploration-Production & Services (4.3%):
Concho Resources, Inc. (b)	135,000	14,399
ENSCO International PLC, Sponsored ADR	209,000	11,002
		25,401
Oilfield Services & Equipment (3.2%):
Cameron International Corp. (b)	189,000	10,055
Dresser-Rand Group, Inc. (b)	178,800	9,160
		19,215
Packaging & Containers (1.7%):
Crown Holdings, Inc. (b)	283,750	10,235

Pharmaceuticals (2.4%):
AmerisourceBergen Corp.	360,000	14,029

Real Estate Investment Trusts (6.9%):
Digital Realty Trust, Inc.	210,700	14,930
Essex Property Trust, Inc.	98,000	14,112
SL Green Realty Corp.	160,500	11,802
		40,844
Restaurants (1.3%):
Darden Restaurants, Inc.	169,060	7,755

Retail-Department Stores (3.3%):
J.C. Penney Co., Inc.	220,000	9,141
Nordstrom, Inc.	216,300	10,681
		19,822
Retail-Specialty Stores (2.6%):
Dick’s Sporting Goods, Inc.	373,400	15,388

Semiconductors (4.8%):
Altera Corp.	305,300	12,148
Cavium, Inc. (b)	130,400	4,191
Cypress Semiconductor Corp.	318,800	5,482
Semtech Corp. (b)	223,250	6,362
		28,183
Software (0.5%):
Solera Holdings, Inc.	65,800	3,143

Software & Computer Services (6.1%):
Autodesk, Inc. (b)	318,500	11,466
Citrix Systems, Inc. (b)	216,215	14,099

See notes to schedules of investments.

Security Description	Shares	Value
Nuance Communications, Inc. (b)	382,000	$10,895
		36,460
Steel (1.6%):
Allegheny Technologies, Inc.	215,300	9,772

Telecommunications-Services & Equipment (1.2%):
MasTec, Inc. (b)	450,800	7,344

Tools & Hardware Manufacturing (1.6%):
Stanley Black & Decker, Inc.	139,100	9,762

Transportation Services (1.1%):
J. B. Hunt Transport Services, Inc.	125,500	6,409

Trucking & Leasing (1.4%):
Ryder System, Inc.	143,100	8,054

Utilities-Electric (3.3%):
Wisconsin Energy Corp.	264,860	9,005
Xcel Energy, Inc.	394,770	10,501
		19,506
Utilities-Water (2.8%):
American Water Works Co., Inc.	487,750	16,452

Total Common Stocks (Cost $502,533)		583,853

Total Investments (Cost $517,206) — 100.8%		598,526

Liabilities in excess of other assets — (0.8)%		(4,805)

NET ASSETS — 100.0%		$593,721

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.5%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$1,699	$1,699

Total Commercial Paper (Cost $1,699)		1,699

Common Stocks (91.5%)

Advertising (0.1%):
Interpublic Group of Cos., Inc.	1,323	14
Omnicom Group, Inc.	791	36
		50
Aerospace/Defense (2.1%):
B.F. Goodrich Co.	359	45
Boeing Co.	2,131	158
General Dynamics Corp.	1,021	71
Honeywell International, Inc.	2,218	129
Lockheed Martin Corp.	761	63
Northrop Grumman Corp.	749	43
Raytheon Co.	993	48
Rockwell Collins, Inc.	434	25
United Technologies Corp.	2,598	203
		785
Agricultural Operations (0.1%):
Archer-Daniels-Midland Co.	1,916	55

Airlines (0.1%):
Southwest Airlines Co.	2,233	21

Aluminum (0.1%):
Alcoa, Inc.	3,052	31

Apparel (0.1%):
Ralph Lauren Corp.	185	28

Apparel & Footwear (0.5%):
Coach, Inc.	837	58
Nike, Inc., Class B	1,064	111
VF Corp.	250	33
		202
Audio & Video Products (0.0%):
Harman International Industries, Inc.	201	9

Automotive (0.5%):
AutoNation, Inc. (b)	136	5
Ford Motor Co.	10,898	135
PACCAR, Inc.	1,027	46
		186
Automotive Parts (0.4%):
BorgWarner, Inc. (b)	315	24
Eaton Corp.	1,178	58
Genuine Parts Co.	446	28
O’Reilly Automotive, Inc. (b)	368	30
		140
Banks (4.1%):
Bank of America Corp.	29,067	207
Bank of New York Mellon Corp.	3,478	70
BB&T Corp.	1,999	54
Citigroup, Inc.	8,385	258
Comerica, Inc.	570	16
Fifth Third Bancorp	2,638	34
First Horizon National Corp.	756	7

See notes to schedules of investments.

Security Description	Shares	Value
Huntington Bancshares, Inc.	2,478	$14
KeyCorp (c)	2,733	21
M&T Bank Corp.	360	29
Northern Trust Corp.	691	28
PNC Financial Services Group, Inc.	1,509	89
Regions Financial Corp.	3,610	19
State Street Corp.	1,411	55
SunTrust Banks, Inc.	1,540	32
U.S. Bancorp	5,473	154
Wells Fargo & Co.	15,123	442
Zions Bancorporation	529	9
		1,538
Beverages (2.3%):
Beam, Inc.	446	23
Brown-Forman Corp., Class B	289	24
Coca-Cola Co.	6,513	440
Coca-Cola Enterprises, Inc.	895	24
Constellation Brands, Inc., Class A (b)	499	11
Dr Pepper Snapple Group, Inc.	615	24
Molson Coors Brewing Co.	452	19
PepsiCo, Inc.	4,483	294
		859
Biotechnology (1.0%):
Amgen, Inc.	2,275	155
Biogen Idec, Inc. (b)	697	82
Gilead Sciences, Inc. (b)	2,154	105
Life Technologies Corp. (b)	511	25
		367
Brokerage Services (0.3%):
Charles Schwab Corp.	3,096	36
Thermo Fisher Scientific, Inc. (b)	1,085	58
Waters Corp. (b)	257	22
		116
Building Materials (0.1%):
Masco Corp.	1,026	13
Vulcan Materials Co.	371	16
		29
Building-Residential & Commercial (0.0%):
D.R. Horton, Inc.	798	11

Casino Services (0.0%):
International Game Technology	853	14

Chemicals (2.1%):
Air Products & Chemicals, Inc.	604	53
Airgas, Inc.	196	15
CF Industries Holdings, Inc.	188	33
Dow Chemical Co.	3,389	114
E.I. du Pont de Nemours & Co.	2,650	135
Eastman Chemical Co.	395	20
Ecolab, Inc.	861	52
FMC Corp.	202	19
Monsanto Co.	1,535	126
PPG Industries, Inc.	443	40
Praxair, Inc.	860	91
Sigma-Aldrich Corp.	345	23
The Mosaic Co.	854	48
		769
Coal (0.2%):
Alpha Natural Resources, Inc. (b)	630	13

See notes to schedules of investments.

Security Description	Shares	Value
Consol Energy, Inc.	650	$23
Peabody Energy Corp.	777	26
SunCoke Energy, Inc. (b)	—	—
		62
Commercial Services (0.8%):
Cintas Corp.	316	12
Fidelity National Information Services, Inc.	696	20
Iron Mountain, Inc.	532	16
Moody’s Corp.	560	21
Netflix, Inc. (b)	159	19
Paychex, Inc.	925	29
Quanta Services, Inc. (b)	603	13
SAIC, Inc. (b)	792	10
Visa, Inc., Class A	1,458	147
		287
Computers (0.3%):
Accenture PLC, Class A	1,838	105

Computers & Peripherals (7.2%):
Apple, Inc. (b)	2,665	1,217
Cisco Systems, Inc.	15,417	303
Computer Sciences Corp.	445	11
Dell, Inc. (b)	4,379	75
EMC Corp. (b)	5,850	151
Hewlett-Packard Co.	5,698	159
International Business Machines Corp.	3,380	651
Lexmark International Group, Inc.	206	7
NetApp, Inc. (b)	1,028	39
SanDisk Corp. (b)	689	32
Teradata Corp. (b)	480	26
Western Digital Corp. (b)	670	24
		2,695
Consumer Products (0.5%):
Clorox Co.	378	26
Colgate-Palmolive Co.	1,388	126
Newell Rubbermaid, Inc.	830	15
		167
Containers & Packaging (0.1%):
Ball Corp.	466	18
Bemis, Inc.	295	9
Owens-Illinois, Inc. (b)	471	12
Sealed Air Corp.	463	9
		48
Cosmetics & Toiletries (1.7%):
Avon Products, Inc.	1,235	22
Estee Lauder Cos., Class A	640	37
International Flavors & Fragrances, Inc.	232	13
Kimberly-Clark Corp.	1,130	81
Procter & Gamble Co.	7,890	497
		650
Cruise Lines (0.1%):
Carnival Corp.	1,298	39

Data Processing (0.1%):
The Dun & Bradstreet Corp.	139	12
Total System Services, Inc.	465	10
		22
Distribution/Wholesale (0.4%):
Costco Wholesale Corp.	1,243	102

See notes to schedules of investments.

Security Description	Shares	Value
Fastenal Co.	847	$40
		142
E-Commerce & Services (0.8%):
Amazon.com, Inc. (b)	1,043	203
Priceline.com, Inc. (b)	143	76
		279
Electrical Equipment (0.4%):
Emerson Electric Co.	2,110	109
W.W. Grainger, Inc.	174	33
		142
Electronics (2.0%):
Amphenol Corp., Class A	475	26
FLIR Systems, Inc.	447	12
General Electric Co.	30,276	566
Johnson Controls, Inc.	1,951	62
L-3 Communications Holdings, Inc.	286	20
Molex, Inc.	393	10
PerkinElmer, Inc.	324	8
TE Connectivity Ltd.	1,217	42
		746
Energy-Alternative Sources (0.0%):
First Solar, Inc. (b)	169	7

Engineering (0.1%):
Fluor Corp.	487	27
Jacobs Engineering Group, Inc. (b)	367	17
		44
Entertainment (0.5%):
The Walt Disney Co.	5,152	200

Environmental Control (0.3%):
Republic Services, Inc.	903	26
Stericycle, Inc. (b)	244	21
Waste Management, Inc.	1,320	46
		93
Financial Services (3.6%):
American Express Co.	2,898	145
Ameriprise Financial, Inc.	649	35
BlackRock, Inc.	287	52
Capital One Financial Corp.	1,318	60
CME Group, Inc.	190	45
Discover Financial Services	1,576	43
E*TRADE Financial Corp. (b)	728	6
Equifax, Inc.	347	14
Federated Investors, Inc., Class B	265	5
H&R Block, Inc.	840	14
IntercontinentalExchange, Inc. (b)	208	24
JPMorgan Chase & Co.	10,897	406
Legg Mason, Inc.	357	9
MasterCard, Inc., Class A	306	109
Morgan Stanley	4,256	79
NYSE Euronext	751	20
SLM Corp.	1,459	22
T. Rowe Price Group, Inc.	725	42
The Goldman Sachs Group, Inc.	1,412	157
The Nasdaq OMX Group, Inc. (b)	366	9
Western Union Co.	1,776	34
		1,330

See notes to schedules of investments.

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.3%):
Safeway, Inc.	975	$21
SUPERVALU, Inc.	609	4
Sysco Corp.	1,692	51
The Kroger Co.	1,712	41
		117
Food Processing & Packaging (1.6%):
Campbell Soup Co.	514	16
ConAgra, Inc.	1,189	32
Dean Foods Co. (b)	527	6
General Mills, Inc.	1,845	73
H.J. Heinz Co.	918	48
Hershey Foods Corp.	439	27
Hormel Foods Corp.	396	11
J.M. Smucker Co.	326	26
Kellogg Co.	711	35
Kraft Foods, Inc., Class A	5,067	194
McCormick & Co., Inc.	380	19
Mead Johnson Nutrition Co., Class A	584	43
Sara Lee Corp.	1,694	32
Tyson Foods, Inc., Class A	838	16
		578
Forest Products & Paper (0.2%):
International Paper Co.	1,253	39
MeadWestvaco Corp.	490	14
Weyerhaeuser Co.	1,538	31
		84
Gas (0.0%):
AGL Resources, Inc.	334	14

Health Care (0.9%):
CareFusion Corp. (b)	644	15
Coventry Health Care, Inc. (b)	414	12
DaVita, Inc. (b)	268	22
DENTSPLY International, Inc.	406	15
Humana, Inc.	469	42
McKesson Corp.	704	58
Medtronic, Inc.	3,026	117
WellPoint, Inc.	998	64
		345
Healthcare-Products (0.3%):
Covidien PLC	1,383	71
Edwards Lifesciences Corp. (b)	327	27
		98
Heavy Machinery (0.8%):
Caterpillar, Inc.	1,854	203
Deere & Co.	1,187	102
		305
Home Builders (0.0%):
Lennar Corp., Class A	461	10
Pulte Group, Inc. (b)	966	7
		17
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,246	7

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	769	27
Starwood Hotels & Resorts Worldwide, Inc.	551	30

See notes to schedules of investments.

Security Description	Shares	Value
Wynn Resorts Ltd.	227	$26
		83
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	399	8
Whirlpool Corp.	219	12
		20
Insurance (3.5%):
ACE Ltd.	966	67
Aetna, Inc.	1,039	45
Aflac, Inc.	1,339	65
Allstate Corp.	1,449	42
American International Group, Inc. (b)	1,253	31
Aon Corp.	927	45
Assurant, Inc.	264	10
Berkshire Hathaway, Inc., Class B (b)	5,042	395
CIGNA Corp.	819	37
Cincinnati Financial Corp.	465	15
Genworth Financial, Inc., Class A (b)	1,408	11
Hartford Financial Services Group, Inc.	1,278	22
Lincoln National Corp.	865	19
Loews Corp.	876	33
Marsh & McLennan Cos., Inc.	1,543	49
MetLife, Inc.	3,033	107
Principal Financial Group	875	24
Progressive Corp.	1,769	36
Prudential Financial, Inc.	1,354	77
The Chubb Corp.	797	54
The Travelers Cos., Inc.	1,184	69
Torchmark Corp.	292	13
Unum Group	838	19
XL Group PLC	919	19
		1,304
Internet (0.0%):
Expedia, Inc.	272	9
TripAdvisor, Inc. (b)	272	9
		18
Internet Business Services (1.7%):
Akamai Technologies, Inc. (b)	515	17
eBay, Inc. (b)	3,295	104
Google, Inc., Class A (b)	724	420
Juniper Networks, Inc. (b)	1,508	32
Symantec Corp. (b)	2,114	36
VeriSign, Inc.	456	17
		626
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	3,557	55

Investment Companies (0.2%):
Franklin Resources, Inc.	417	44
Invesco Ltd.	1,293	29
		73
Lodging (0.0%):
Wyndham Worldwide Corp.	438	17

Machine-Diversified (0.4%):
Cummins, Inc.	553	57
Dover Corp.	532	34
Flowserve Corp.	159	17
Rockwell Automation, Inc.	407	32

See notes to schedules of investments.

Security Description	Shares	Value
Roper Industries, Inc.	277	$26
		166
Machinery-Construction & Mining (0.1%):
Joy Global, Inc.	301	27

Machinery-Diversified (0.0%):
Xylem, Inc.	529	14

Manufacturing-Diversified (0.6%):
Illinois Tool Works, Inc.	1,386	73
Ingersoll-Rand PLC	895	31
Leucadia National Corp.	568	16
Parker Hannifin Corp.	433	35
Tyco International Ltd.	1,325	68
		223
Manufacturing-Miscellaneous (0.8%):
3M Co.	2,010	174
Danaher Corp.	1,634	86
Pall Corp.	330	20
Textron, Inc.	798	20
		300
Media (1.0%):
Cablevision Systems Corp., Class A	633	9
Discovery Communications, Inc., Class A (b)	758	33
News Corp., Class A	6,289	118
Scripps Networks Interactive, Class A	279	12
Time Warner, Inc.	2,870	106
Viacom, Inc., Class B	1,584	75
		353
Medical Services (0.8%):
Express Scripts, Inc. (b)	1,395	72
Laboratory Corp. of America Holdings (b)	284	26
Quest Diagnostics, Inc.	452	26
UnitedHealth Group, Inc.	3,057	158
		282
Medical Supplies (1.0%):
Baxter International, Inc.	1,617	90
Becton Dickinson & Co.	616	48
Boston Scientific Corp. (b)	4,249	25
C.R. Bard, Inc.	246	23
Intuitive Surgical, Inc. (b)	112	52
Patterson Cos., Inc.	268	9
St. Jude Medical, Inc.	915	38
Stryker Corp.	933	52
Varian Medical Systems, Inc. (b)	323	21
Zimmer Holdings, Inc. (b)	514	31
		389
Medical-Information Systems (0.1%):
Cerner Corp. (b)	418	25

Mining (0.3%):
Cliffs Natural Resources, Inc.	410	30
Newmont Mining Corp.	1,419	87
		117
Miscellaneous Manufacturing (0.1%):
Cooper Industries PLC, A Shares	453	27

Motorcycles (0.1%):
Harley-Davidson, Inc.	666	29

See notes to schedules of investments.

Security Description	Shares	Value
Newspapers (0.0%):
Gannett Co., Inc.	683	$10

Office Equipment & Supplies (0.2%):
Avery Dennison Corp.	302	8
Pitney Bowes, Inc.	573	11
Staples, Inc.	2,006	29
Xerox Corp.	3,978	31
		79
Oil & Gas (0.1%):
Marathon Petroleum Corp.	1,022	39

Oil & Gas Exploration-Production & Services (2.1%):
Anadarko Petroleum Corp.	1,428	115
Apache Corp.	1,101	109
Cabot Oil & Gas Corp.	600	19
Chesapeake Energy Corp.	1,891	40
Denbury Resources, Inc. (b)	1,139	21
Devon Energy Corp.	1,158	74
Diamond Offshore Drilling, Inc.	199	12
EOG Resources, Inc.	771	82
EQT Corp.	429	22
Helmerich & Payne, Inc.	307	19
Murphy Oil Corp.	555	33
Nabors Industries Ltd. (b)	825	15
Newfield Exploration Co. (b)	380	14
Noble Energy, Inc.	503	51
ONEOK, Inc.	295	25
Pioneer Natural Resources Co.	351	35
QEP Resources, Inc.	507	15
Range Resources Corp.	449	26
Rowan Cos., Inc. (b)	358	12
Southwestern Energy Co. (b)	996	31
WPX Energy, Inc. (b)	563	9
		779
Oil Companies-Integrated (6.3%):
Chevron Corp.	5,711	589
ConocoPhillips Co.	3,808	260
Exxon Mobil Corp.	13,746	1,151
Hess Corp.	855	48
Marathon Oil Corp.	2,018	63
Occidental Petroleum Corp.	2,328	232
		2,343
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	306	12
Tesoro Corp. (b)	408	10
Valero Energy Corp.	1,605	38
		60
Oilfield Services & Equipment (1.7%):
Baker Hughes, Inc.	1,252	62
Cameron International Corp. (b)	703	37
FMC Technologies, Inc. (b)	683	35
Halliburton Co.	2,639	97
National-Oilwell Varco, Inc.	1,215	90
Noble Corp.	724	25
Schlumberger Ltd.	3,849	289
		635
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	247	24

See notes to schedules of investments.

Security Description	Shares	Value
Pharmaceuticals (6.1%):
Abbott Laboratories	4,467	$242
Allergan, Inc.	875	77
AmerisourceBergen Corp.	741	29
Bristol-Myers Squibb Co.	4,860	157
Cardinal Health, Inc.	991	43
Celgene Corp. (b)	1,273	93
Eli Lilly & Co.	2,922	116
Forest Laboratories, Inc. (b)	766	24
Hospira, Inc. (b)	472	16
Johnson & Johnson	7,831	516
Medco Health Solutions, Inc. (b)	1,110	69
Merck & Co., Inc.	8,741	334
Mylan Laboratories, Inc. (b)	1,223	25
Perrigo Co.	267	26
Pfizer, Inc.	22,044	472
Watson Pharmaceuticals, Inc. (b)	365	21
		2,260
Pipelines (0.5%):
El Paso Corp.	2,212	59
Spectra Energy Corp.	1,865	59
Williams Cos., Inc.	1,690	49
		167
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc.	2,718	125
Titanium Metals Corp.	236	4
		129
Publishing (0.1%):
McGraw-Hill Cos., Inc.	841	39
R.R. Donnelley & Sons Co.	539	6
The Washington Post Co., Class B	14	5
		50
Radio & Television (0.7%):
Comcast Corp., Class A	7,814	208
Time Warner Cable, Inc., Class A	915	67
		275
Railroads (0.8%):
CSX Corp.	3,011	68
Norfolk Southern Corp.	964	70
Union Pacific Corp.	1,385	158
		296
Real Estate (0.1%):
CBRE Group, Inc. (b)	930	18

Real Estate Investment Trusts (1.6%):
Apartment Investment & Management Co., Class A	347	9
AvalonBay Communities, Inc.	273	37
Boston Properties, Inc.	423	44
Equity Residential Properties Trust	851	51
HCP, Inc.	1,169	49
Health Care REIT, Inc.	544	31
Host Hotels & Resorts, Inc.	2,025	33
Kimco Realty Corp.	1,167	21
Plum Creek Timber Co., Inc.	463	18
Prologis, Inc.	1,314	42
Public Storage, Inc.	407	56
Simon Property Group, Inc.	843	115
Ventas, Inc.	826	48

See notes to schedules of investments.

Security Description	Shares	Value
Vornado Realty Trust	529	$43
		597
Restaurants (1.3%):
Darden Restaurants, Inc.	378	17
McDonald’s Corp.	2,934	291
Starbucks Corp.	2,138	102
Yum! Brands, Inc.	1,321	84
		494
Retail (0.4%):
CarMax, Inc. (b)	649	20
Chipotle Mexican Grill, Inc. (b)	90	33
Orchard Supply Hardware Stores Corp., Class A (b) (d)	4	—	(d)
Target Corp.	1,926	98
		151
Retail-Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	247	11
Gap, Inc.	995	19
Limited Brands, Inc.	705	30
Ross Stores, Inc.	663	34
Urban Outfitters, Inc. (b)	318	8
		102
Retail-Department Stores (0.3%):
J.C. Penney Co., Inc.	410	17
Kohl’s Corp.	727	33
Macy’s, Inc.	1,204	41
Nordstrom, Inc.	464	23
Sears Holdings Corp. (b)	110	5
		119
Retail-Discount (1.2%):
Big Lots, Inc. (b)	188	7
Dollar Tree, Inc. (b)	341	29
Family Dollar Stores, Inc.	337	19
TJX Cos., Inc.	1,082	74
Wal-Mart Stores, Inc.	5,009	307
		436
Retail-Drug Stores (0.6%):
CVS Caremark Corp.	3,733	156
Walgreen Co.	2,550	85
		241
Retail-Food (0.1%):
Whole Foods Market, Inc.	458	34

Retail-Specialty Stores (1.1%):
AutoZone, Inc. (b)	80	28
Bed Bath & Beyond, Inc. (b)	688	42
Best Buy Co., Inc.	842	20
GameStop Corp., Class A (b)	397	9
Lowe’s Cos., Inc.	3,592	97
The Home Depot, Inc.	4,421	196
Tiffany & Co.	364	23
		415
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	701	9

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,513	10

See notes to schedules of investments.

Security Description	Shares	Value
People’s United Financial, Inc.	1,034	$13
		23
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	333	17
DeVry, Inc.	174	7
		24
Semiconductors (2.3%):
Advanced Micro Devices, Inc. (b)	1,679	11
Altera Corp.	920	37
Analog Devices, Inc.	854	33
Applied Materials, Inc.	3,744	46
Broadcom Corp., Class A	1,391	48
Intel Corp.	14,603	386
JDS Uniphase Corp. (b)	657	8
KLA-Tencor Corp.	478	24
Linear Technology Corp.	653	22
LSI Logic Corp. (b)	1,616	12
Microchip Technology, Inc.	548	20
Micron Technology, Inc. (b)	2,832	22
Novellus Systems, Inc. (b)	191	9
NVIDIA Corp. (b)	1,751	26
Teradyne, Inc. (b)	528	9
Texas Instruments, Inc.	3,277	106
Xilinx, Inc.	753	27
		846
Software & Computer Services (3.8%):
Adobe Systems, Inc. (b)	1,408	44
Autodesk, Inc. (b)	650	23
Automatic Data Processing, Inc.	1,401	77
BMC Software, Inc. (b)	488	18
CA, Inc.	1,061	27
Citrix Systems, Inc. (b)	535	35
Cognizant Technology Solutions Corp., Class A (b)	866	62
Electronic Arts, Inc. (b)	950	18
F5 Networks, Inc. (b)	228	27
Fiserv, Inc. (b)	404	25
Intuit, Inc.	852	48
Microsoft Corp.	21,471	634
Oracle Corp.	11,284	318
Red Hat, Inc. (b)	553	26
Salesforce.com, Inc. (b)	390	46
		1,428
Staffing (0.0%):
Robert Half International, Inc.	410	11

Steel (0.4%):
Allegheny Technologies, Inc.	305	14
Nucor Corp.	908	40
Precision Castparts Corp.	414	68
United States Steel Corp.	413	12
		134
Telecommunications (0.2%):
American Tower Corp.	1,127	72
Frontier Communications Corp.	2,854	12
		84
Telecommunications-Services & Equipment (1.3%):
Agilent Technologies, Inc. (b)	996	42
Corning, Inc.	4,507	58
Harris Corp.	332	14

See notes to schedules of investments.

Security Description	Shares	Value
Jabil Circuit, Inc.	525	$12
MetroPCS Communications, Inc. (b)	841	7
Motorola Mobility Holdings, Inc. (b)	756	29
Motorola Solutions, Inc.	822	38
QUALCOMM, Inc.	4,820	284
		484
Television (0.4%):
CBS Corp., Class B	1,877	54
The DIRECTV Group, Inc., Class A (b)	2,023	91
		145
Tobacco (1.7%):
Altria Group, Inc.	5,897	168
Lorillard, Inc.	387	42
Philip Morris International, Inc.	4,981	372
Reynolds American, Inc.	970	38
		620
Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	167	9
Stanley Black & Decker, Inc.	484	34
		43
Toys (0.1%):
Hasbro, Inc.	333	12
Mattel, Inc.	971	30
		42
Transportation Services (0.9%):
C.H. Robinson Worldwide, Inc.	471	33
Expeditors International of Washington, Inc.	608	27
FedEx Corp.	910	83
United Parcel Service, Inc., Class B	2,767	209
		352
Trucking & Leasing (0.0%):
Ryder System, Inc.	147	8

Utilities-Electric (3.1%):
Ameren Corp.	695	22
American Electric Power Co.	1,385	55
CenterPoint Energy, Inc.	1,221	22
CMS Energy Corp.	723	16
Consolidated Edison Co. of New York, Inc.	840	49
Constellation Energy Group, Inc.	578	21
Dominion Resources, Inc.	1,634	82
DTE Energy Co.	485	26
Duke Energy Corp.	3,822	81
Edison International	934	38
Entergy Corp.	505	35
Exelon Corp.	1,901	76
FirstEnergy Corp.	1,199	51
Integrys Energy Group, Inc.	223	12
NextEra Energy, Inc.	1,212	72
NiSource, Inc.	806	18
Northeast Utilities	508	18
NRG Energy, Inc. (b)	659	11
Pepco Holdings, Inc.	651	13
PG&E Corp.	1,164	47
Pinnacle West Capital Corp.	313	15
PPL Corp.	1,658	46
Progress Energy, Inc.	846	46
Public Service Enterprise Group, Inc.	1,451	44
SCANA Corp.	331	15

See notes to schedules of investments.

Security Description	Shares	Value
Southern Co.	2,472	$113
TECO Energy, Inc.	619	11
The AES Corp. (b)	1,849	24
Wisconsin Energy Corp.	663	22
Xcel Energy, Inc.	1,391	37
		1,138
Utilities-Natural Gas (0.1%):
Sempra Energy	687	39

Utilities-Telecommunications (2.4%):
AT&T, Inc.	16,994	500
CenturyTel, Inc.	1,771	66
Sprint Nextel Corp. (b)	8,591	18
Verizon Communications, Inc.	8,119	306
Windstream Corp.	1,671	20
		910

Total Common Stocks (Cost $14,307)		34,074

Preferred Stocks (0.0%)

Retail (0.0%):
Orchard Supply Hardware Stores Corp., Series A (b)	4	—	(d)

Total Preferred Stocks (Amortized Cost $—)		—	(d)

Investment Companies (4.1%)
SPDR Trust Series I (e)	11,600	1,522

Total Investment Companies (Cost $1,529)		1,522

Total Investments (Cost $17,535) — 100.1%		37,295

Liabilities in excess of other assets — (0.1)%		(44)

NET ASSETS — 100.0%		$37,251

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
(c)	Investment in affiliate and represents 0.1% of net assets.
(d)	Rounds to less than $1.
(e)	All or a portion of this security has been designated as collateral for futures contracts.
PLC —	Public Liability Co.
REIT —	Real Estate Investment Trust

	Contracts	Value
Futures Contracts (2.6%):
E-Mini S&P 500, expiring March 19, 2012	15	$981

Total Futures Contracts (Cost $905)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (89.4%)
California (9.9%):
Berkeley Revenue, Berkeley-Albany YMCA, 0.04% (a), 7/1/38, LOC Wells Fargo Bank N.A.	$2,900	$2,900
California Statewide Communities Development Authority Revenue, Rady Children’s Hospital, Series C, 0.05% (a), 8/15/36, LOC Northern Trust Co.	5,000	5,000
Los Angeles Wastewater System Revenue, Sub-Series A, 0.03% (a), 6/1/28, LOC JPMorgan Chase Bank	6,400	6,400
Santa Clara Electric Revenue, Sub-Series B, 0.08% (a), 7/1/27, LOC Bank of America N.A.	5,000	5,000
South Placer Wastewater Authority Revenue, Series B, 0.04% (a), 11/1/35, LOC U.S. Bank N.A.	3,000	3,000
		22,300
Colorado (3.6%):
Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A-6, 0.08% (a), 2/1/25, LOC Bank of America N.A.	2,985	2,985
Commerce City, Northern Infrastructure General Improvement, GO, 0.10% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
		7,985
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue, Trinity College, Series L, 0.05% (a), 7/1/34, LOC JPMorgan Chase Bank	1,000	1,000

Florida (3.4%):
Florida Gulf Coast University Financing Corp. Revenue, Housing Project, Series A, 0.04% (a), 2/1/35, LOC Wachovia Bank N.A.	4,675	4,675
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.13% (a), 3/1/25, LOC Bank of America N.A.	3,050	3,050
		7,725
Illinois (6.2%):
Finance Authority Revenue, Kohl Children’s Museum, 0.09% (a), 7/1/34, LOC Northern Trust Co.	800	800
Finance Authority Revenue, YMCA Metro Chicago Project, 0.06% (a), 6/1/34, LOC Harris Trust & Savings Bank	2,400	2,400
Illinois Finance Authority Revenue, Dominican University, 0.08% (a), 3/1/36, LOC JPMorgan Chase Bank	6,875	6,875
Illinois Finance Authority Revenue, The Carle Foundation Hospital, Series B, 0.02% (a), 2/15/33, LOC Northern Trust Co.	1,675	1,675
Lake County, IDR, Northpoint Associates LLC Project, 0.13% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
		13,950
Indiana (4.2%):
Indiana State Finance Authority Environmental Revenue, Ispat Inland, Inc., 0.16% (a), 6/1/35, LOC Royal Bank of Scotland PLC	9,400	9,400

Kentucky (2.7%):
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Inc., Series B-3, 0.03% (a), 8/15/38, LOC Branch Banking & Trust	6,000	6,000

Louisiana (1.1%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.03% (a), 7/1/47, LOC Bank of New York	2,500	2,500

Maryland (3.1%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.10% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, 0.05% (a), 7/1/41, LOC SunTrust Bank	$3,700	$3,700
		7,040
Massachusetts (8.0%):
Massachusetts State Development Finance Agency Revenue, Boston University, Series U-6C, 0.07% (a), 10/1/42, LOC JPMorgan Chase Bank	8,600	8,600
State Department of Transportation, Metropolitan Highway System Revenue, Series A-1, 0.06% (a), 1/1/37, LOC Citibank N.A.	7,800	7,800
State Health & Educational Facilities Authority Revenue, The Children’s Hospital Corp., Series N-1, 0.03% (a), 10/1/29, LOC TD Bank N.A.	1,500	1,500
		17,900
Michigan (2.8%):
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.11% (a), 3/1/30, LOC Comerica Bank	6,300	6,300

Mississippi (4.0%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project
Series F, 0.06% (a), 12/1/30, Guaranteed by Chevron Corp.	4,000	4,000
Series G, 0.04% (a), 11/1/35, Guaranteed by Chevron Corp.	5,000	5,000
		9,000
Missouri (0.7%):
St. Charles County, IDR, Cedar Ridge Project, 0.07% (a), 5/15/31, FNMA	1,480	1,480

Nebraska (2.7%):
Nebraska State Educational Finance Authority Revenue, Creighton University Projects, 0.06% (a), 7/1/35, LOC JPMorgan Chase Bank	6,000	6,000

New Jersey (1.3%):
State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.05% (a), 7/1/37, LOC TD Bank N.A.	3,000	3,000

New York (5.8%):
New York State Urban Development Corp. Revenue, SVC Contract, Series A-1, 0.03% (a), 1/1/30, LOC Wachovia Bank N.A.	8,000	8,000
Syracuse Industrial Development Agency Revenue, Syracuse University Project, Series A-1, 0.04% (a), 7/1/37, LOC JPMorgan Chase Bank	5,000	5,000
		13,000
Ohio (14.3%):
Allen County Ohio Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.07% (a), 6/1/34, LOC JPMorgan Chase Bank	3,800	3,800
Columbus Ohio, San Sewer, GO, Series 1, 0.03% (a), 12/1/26	9,090	9,090
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.08% (a), 7/1/38, LOC JPMorgan Chase Bank	6,715	6,715
Lyndhurst, EDR, Hawken School Project, 0.08% (a), 5/1/27, LOC National City Bank	4,385	4,385
Lyndhurst, GO, BAN, 1.10%, 3/14/12	750	750
Ohio State Water Development Authority Revenue, Timken Co., 0.06% (a), 11/1/25, LOC Northern Trust Co.	3,500	3,500
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.09% (a), 7/1/39, LOC U.S. Bank N.A.	3,900	3,900
		32,140
Pennsylvania (4.1%):
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.08% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Pennsylvania State Turnpike Commission Revenue, Series B-1, 0.10% (a), 12/1/38, LOC Barclays Bank PLC	4,000	4,000

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.06% (a), 9/1/39, LOC PNC Bank N.A.	$3,500	$3,500
		9,200
Texas (4.5%):
Dallas Texas Performing Arts Cultural Facilities Corp. Revenue, Dallas Arts center Federation, Series B, 0.06% (a), 9/1/41, LOC JPMorgan Chase Bank	5,000	5,000
Metropolitan Higher Education Authority Revenue, University of Dallas Project, 0.08% (a), 8/1/38, LOC JPMorgan Chase Bank	5,200	5,200
		10,200
Vermont (0.7%):
Vermont Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.07% (a), 12/1/30, LOC TD Banknorth N.A.	1,490	1,490

Virginia (1.8%):
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.04% (a), 7/1/37, LOC Branch Banking & Trust	2,100	2,100
Virginia State Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series B, 0.05% (a), 7/1/42, LOC PNC Bank N.A.	2,000	2,000
		4,100
Washington (1.3%):
Washington State Economic Development Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.22% (a), 1/1/33, LOC U.S. Bank N.A., AMT	2,915	2,915

Wyoming (2.7%):
Sweetwater County Pollution Control Revenue, PacifiCorp, Series B, 0.06% (a), 12/1/20, LOC Wells Fargo Bank N.A.	6,000	6,000

Total Municipal Bonds (Amortized Cost $200,625)		200,625

Investment Companies (10.6%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.01% (b)	23,755,891	23,756

Total Investment Companies (Amortized Cost $23,756)		23,756

Total Investments (Amortized Cost $224,381) (c) — 100.0%		224,381

Other assets in excess of liabilities — 0.0%		99

NET ASSETS — 100.0%		$224,480

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/12.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/12.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMT —	Subject to alternative minimum tax

BAN —	Bond Anticipation Note

EDR —	Economic Development Revenue

FNMA —	Insured by Federal National Mortgage Association

GO —	General Obligation

IDR —	Industrial Development Revenue

LLC —	Limited Liability Co.

See notes to schedules of investments.

LOC —	Letter of Credit

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.0%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$1,992	$1,992
Total Commercial Paper (Amortized Cost $1,992)		1,992

Common Stocks (93.5%)
Agricultural Operations (1.0%):
Archer-Daniels-Midland Co.	37,000	1,059

Banks (7.7%):
JPMorgan Chase & Co.	47,000	1,753
PNC Financial Services Group, Inc.	23,000	1,355
U.S. Bancorp	87,000	2,455
Wells Fargo & Co.	77,000	2,250
		7,813
Computers & Peripherals (4.3%):
Cisco Systems, Inc.	220,000	4,319

Cosmetics & Toiletries (3.0%):
Procter & Gamble Co.	48,000	3,026

Cruise Lines (0.3%):
Carnival Corp.	10,000	302

Electronics (1.6%):
General Electric Co.	86,000	1,609

Entertainment (2.3%):
The Walt Disney Co.	61,000	2,373

Healthcare-Products (0.5%):
Covidien PLC	9,000	463

Heavy Machinery (2.1%):
Deere & Co.	25,000	2,154

Insurance (0.2%):
MetLife, Inc.	7,000	247

Manufacturing-Miscellaneous (3.0%):
3M Co.	35,000	3,035

Medical Services (1.2%):
UnitedHealth Group, Inc.	24,000	1,243

Minerals (2.8%):
New Gold, Inc. (b)	246,000	2,881

Mining (25.0%):
Agnico-Eagle Mines Ltd.	95,000	3,553
Allied Nevada Gold Corp. (b)	67,000	2,407
Barrick Gold Corp.	104,000	5,123
Goldcorp, Inc.	46,000	2,226
Minefinders Corp. Ltd. (b)	154,000	2,184
Newmont Mining Corp.	78,000	4,795
Pan American Silver Corp.	112,000	2,563
Silver Wheaton Corp.	73,000	2,599
		25,450
Oil & Gas Exploration-Production & Services (5.4%):
Apache Corp.	17,000	1,681
Chesapeake Energy Corp.	89,000	1,880
Transocean Ltd.	41,200	1,949
		5,510
Oil Companies-Integrated (6.4%):
Chevron Corp.	1,000	103

See notes to schedules of investments.

Security Description	Shares	Value
Exxon Mobil Corp.	37,000	$3,098
Hess Corp.	34,000	1,914
Marathon Oil Corp.	43,000	1,350
		6,465
Oilfield Services & Equipment (3.0%):
Halliburton Co.	12,000	441
Weatherford International Ltd. (b)	156,000	2,612
		3,053
Pharmaceuticals (9.7%):
Johnson & Johnson	49,000	3,230
Merck & Co., Inc.	86,000	3,290
Pfizer, Inc.	156,000	3,338
		9,858
Restaurants (0.5%):
Darden Restaurants, Inc.	10,000	459

Retail (1.2%):
Target Corp.	23,000	1,169

Retail-Discount (2.1%):
Wal-Mart Stores, Inc.	35,000	2,148

Semiconductors (4.1%):
Intel Corp.	157,000	4,148

Software & Computer Services (3.0%):
Microsoft Corp.	104,000	3,071

Utilities-Electric (3.1%):
Exelon Corp.	49,000	1,949
The AES Corp. (b)	93,000	1,187
		3,136
Total Common Stocks (Cost $93,242)		94,991

Exchange-Traded Funds (0.4%)
PowerShares DB Agriculture Fund, 0.45%	16,000	464

Total Exchange-Traded Funds (Cost $473)		464

Investment Companies (4.6%)
Central Fund of Canada Ltd., Class A, 0.01%	205,000	4,678

Total Investment Companies (Amortized Cost $4,342)		4,678

Total Investments (Cost $100,049) — 100.5%		102,125

Liabilities in excess of other assets — (0.5)%		(504)

NET ASSETS — 100.0%		$101,621

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2012 (Unaudited)

1.              Federal Tax Information:

At January 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$18,469	$1,433	$(394)	$1,039
Core Bond Index Fund	37,815	1,735	(205)	1,530
Diversified Stock Fund	2,326,564	221,353	(73,003)	148,350
Established Value Fund	835,179	146,016	(4,238)	141,778
Fund for Income	1,099,016	25,582	(10,976)	14,606
Global Equity Fund	5,839	853	(105)	748
International Fund	58,451	8,711	(1,800)	6,911
International Select Fund	56,397	7,348	(1,499)	5,849
Investment Grade Convertible Fund	25,446	3,121	(1,457)	1,664
Large Cap Growth Fund	109,364	44,331	(3,768)	40,563
National Municipal Bond Fund	132,732	9,265	(13)	9,252
Ohio Municipal Bond Fund	84,625	7,168	(2)	7,166
Small Company Opportunity Fund	805,243	166,089	(17,996)	148,093
Special Value Fund	528,739	92,988	(23,201)	69,787
Stock Index Fund	19,491	20,472	(2,668)	17,804
Value Fund	100,622	7,991	(6,488)	1,503

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust presently offers shares of 23 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Federal Money Market Fund, Financial Reserves Fund, Government Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund and Tax-Free Money Market Fund may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
Fund Name	Investments in Securities	Other Financial Investments *	Investments in Securities	Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—	$—	$179	$179	$—
Commercial Paper	—	—	589	589	—
Common Stocks	12,603	—	—	12,603	—
Corporate Bonds	—	—	1,653	1,653	—
Municipal Bonds	—	—	9	9	—
U.S. Government Agency Securities	—	—	395	395	—
U.S. Government Mortgage Backed Agencies	—	—	1,995	1,995	—
U.S. Treasury Obligations	—	—	2,085	2,085	—
Total	12,603	—	6,905	19,508	—

Core Bond Index Fund
Collateralized Mortgage Obligations	—	—	963	963	—
Commercial Paper	—	—	1,481	1,481	—
Corporate Bonds	—	—	8,757	8,757	—
Municipal Bonds	—	—	47	47	—
U.S. Government Agency Securities	—	—	2,274	2,274	—
U.S. Government Mortgage Backed Agencies	—	—	11,759	11,759	—
U.S. Treasury Obligations	—	—	14,064	14,064	—
Total	—	—	39,345	39,345	—

Diversified Stock Fund
Commercial Paper	—	—	17,801	17,801	—
Common Stocks	2,457,113	—	—	2,457,113	—
Total	2,457,113	—	17,801	2,474,914	—

Established Value Fund
Commercial Paper	—	—	60,156	60,156	—
Common Stocks	902,092	—	—	902,092	—
Exchange-Traded Funds	14,709	—	—	14,709	—
Total	916,801	—	60,156	976,957	—

Federal Money Market Fund
Corporate Bonds	—	—	50,202	50,202	—
U.S. Government Agency Securities	—	—	134,740	134,740	—
U.S. Treasury Obligations	—	—	30,699	30,699	—
Repurchase Agreements	—	—	352,500	352,500	—
Total	—	—	568,141	568,141	—

Financial Reserves Fund
Certificates of Deposit	—	—	25,000	25,000	—
Commercial Paper	—	—	14,397	14,397	—
Corporate Bonds	—	—	81,246	81,246	—
U.S. Government Agency Securities	—	—	53,093	53,093	—
Repurchase Agreements	—	—	374,900	374,900	—
Total	—	—	548,636	548,636	—

Fund for Income
Government National Mortgage Association	—		—	713,251		713,251	—
U.S. Treasury Obligations	—		—	400,352		400,352	—
Investment Companies	—		—	19		19	—
Total	—		—	1,113,622		1,113,622	—

Global Equity Fund
Common Stocks	3,497	(a)	—	3,002		6,499	—
Exchange-Traded Funds	52		—	—		52	—
Cash Equivalents	—		—	36		36	—
Total	3,549		—	3,038		6,587	—

Government Reserves Fund
Corporate Bonds	—		—	46,394		46,394	—
U.S. Government Agency Securities	—		—	289,147		289,147	—
U.S. Treasury Obligations	—		—	336,859		336,859	—
Total	—		—	672,400		672,400	—

Institutional Money Market Fund
Certificates of Deposit	—		—	71,000		71,000	—
Commercial Paper	—		—	39,092		39,092	—
Corporate Bonds	—		—	182,068		182,068	—
U.S. Government Agency Securities	—		—	86,293		86,293	—
U.S. Treasury Obligations	—		—	42,831		42,831	—
Repurchase Agreements	—		—	416,000		416,000	—
Total	—		—	837,284		837,284	—

International Fund
Common Stocks	8,583	(b)	—	54,119		62,702	—
Exchange-Traded Funds	1,192		—	—		1,192	—
Cash Equivalents	—		—	1,468		1,468	—
Total	9,775		—	55,587		65,362	—

International Select Fund
Common Stocks	7,989	(c)	—	52,791		60,780	—
Exchange-Traded Funds	1,324		—	—		1,324	—
Cash Equivalents	—		—	142		142	—
Total	9,313		—	52,933		62,246	—

Investment Grade Convertible Fund
Commercial Paper	—		—	578		578	—
Convertible Corporate Bonds	—		—	20,592		20,592	—
Convertible Preferred Stocks	2,935		—	3,005	(d)	5,940	—
Total	2,935		—	24,175		27,110	—

Large Cap Growth Fund
Commercial Paper	—		—	4,891		4,891	—
Common Stocks	145,036		—	—		145,036	—
Total	145,036		—	4,891		149,927	—

National Municipal Bond Fund
Municipal Bonds	—		—	138,482		138,482	—
Investment Companies	—		—	3,502		3,502	—
Total	—		—	141,984		141,984	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	88,203		88,203	—
Investment Companies	—		—	3,588		3,588	—
Total	—		—	91,791		91,791	—

Ohio Municipal Money Market Fund
Municipal Bonds	—		—	136,665	136,665		—
Investment Companies	—		—	26,723	26,723		—
Total	—		—	163,388	163,388		—

Prime Obligations Fund
Certificates of Deposit	—		—	17,800	17,800		—
Commercial Paper	—		—	9,848	9,848		—
Corporate Bonds	—		—	57,851	57,851		—
U.S. Government Agency Securities	—		—	32,596	32,596		—
U.S. Treasury Obligations	—		—	50,033	50,033		—
Repurchase Agreements	—		—	151,600	151,600		—
Total	—		—	319,728	319,728		—

Small Company Opportunity Fund
Commercial Paper	—		—	67,575	67,575		—
Common Stocks	885,761		—	—	885,761		—
Total	885,761		—	67,575	953,336		—

Special Value Fund
Commercial Paper	—		—	14,673	14,673		—
Common Stocks	583,853		—	—	583,853		—
Total	583,853		—	14,673	598,526		—

Stock Index Fund
Commercial Paper	—		—	1,699	1,699		—
Common Stocks	34,074		—	—	34,074		—
Preferred Stocks	—	(e)	—	—	—	(e)	—
Investment Companies	1,522		—	—	1,522		—
Futures Contracts	—		76	—	—		76
Total	35,596		76	1,699	37,295		76

Tax-Free Money Market Fund
Municipal Bonds	—		—	200,625	200,625		—
Investment Companies	—		—	23,756	23,756		—
Total	—		—	224,381	224,381		—

Value Fund
Commercial Paper	—		—	1,992	1,992		—
Common Stocks	94,991		—	—	94,991		—
Exchange-Traded Funds	464		—	—	464		—
Investment Companies	4,678		—	—	4,678		—
Total	100,133		—	1,992	102,125		—

*      Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)   Consists of the holdings: LyondellBasell Industries NV, Class A, listed under Netherlands; all securities listed under under Brazil, Canada, Cayman Islands, Colombia, Singapore and United States.

(b)   Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; LyondellBasell Industries NV, Class A, listed under Netherlands; all securities listed under Brazil, Canada, Colombia and United States.

(c)   Consists of the holdings: all securities listed under Brazil, Cayman Islands, Netherlands and United States.

(d)   Consists of the holdings: PPL Corp. listed under Energy; New York Community Capital Trust V listed under Savings & Loans; all securities listed under Financial Services.

(e)   Rounds to less than $1.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of January 31, 2012.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund on its Schedule of Portfolio Investments, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. At January 31, 2012, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2012, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

3.              Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by Victory Capital Management Inc. (the “Adviser”) to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date March 26, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date March 26, 2012